Schedule of Investments (unaudited)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
AAR Corp.(a)	9,672	$ 800,745
AeroVironment, Inc.(a)	10,351	2,503,803
AerSale Corp.(a)	7,659	54,456
Archer Aviation, Inc., Class A(a)(b)	170,007	1,278,453
Astronics Corp.(a)(b)	7,939	430,611
ATI, Inc.(a)	38,527	4,421,359
Axon Enterprise, Inc.(a)	20,554	11,673,233
Boeing Co. (The)(a)	206,877	44,917,134
BWX Technologies, Inc.	24,973	4,316,333
Byrna Technologies, Inc.(a)(b)	5,935	99,649
Cadre Holdings, Inc.	6,909	282,164
Carpenter Technology Corp.	13,412	4,222,634
Curtiss-Wright Corp.	10,395	5,730,452
Ducommun, Inc.(a)	2,699	256,756
General Dynamics Corp.	69,610	23,434,903
General Electric Co.	287,573	88,581,111
HEICO Corp.	11,676	3,778,237
HEICO Corp., Class A	20,658	5,214,699
Hexcel Corp.	23,969	1,771,309
Howmet Aerospace, Inc.	110,517	22,658,195
Huntington Ingalls Industries, Inc.	11,159	3,794,841
Intuitive Machines, Inc., Class A(a)(b)	29,831	484,157
Karman Holdings, Inc.(a)(b)	14,061	1,028,843
Kratos Defense & Security Solutions, Inc.(a)(b)	44,896	3,408,055
L3Harris Technologies, Inc.	51,456	15,105,938
Leonardo DRS, Inc.	20,152	686,982
Loar Holdings, Inc.(a)(b)	11,904	809,472
Lockheed Martin Corp.	57,022	27,579,831
Mercury Systems, Inc.(a)	13,530	987,825
Moog, Inc., Class A	7,916	1,927,942
National Presto Industries, Inc.	1,707	182,239
Northrop Grumman Corp.	37,628	21,455,862
Park Aerospace Corp.	6,575	140,311
Red Cat Holdings, Inc.(a)(b)	28,037	222,333
Redwire Corp.(a)(b)	10,102	76,775
Rocket Lab Corp.(a)	114,207	7,967,080
RTX Corp.	370,162	67,887,711
StandardAero, Inc.(a)	37,439	1,073,751
Textron, Inc.	49,579	4,321,801
TransDigm Group, Inc.	15,337	20,395,909
V2X, Inc.(a)	6,725	366,849
VSE Corp.(b)	6,021	1,040,248
Woodward, Inc.	16,592	5,016,093
		412,387,084
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	32,892	5,287,718
Expeditors International of Washington, Inc.	38,412	5,723,772
FedEx Corp.	59,158	17,088,380
Forward Air Corp.(a)	7,565	189,125
GXO Logistics, Inc.(a)	32,027	1,685,901
Hub Group, Inc., Class A	17,906	762,975
United Parcel Service, Inc., Class B	203,773	20,212,244
		50,950,115
Automobile Components — 0.1%
Adient PLC(a)	25,722	493,091
American Axle & Manufacturing Holdings, Inc.(a)	31,107	199,396
Aptiv PLC(a)	59,958	4,562,204
BorgWarner, Inc.	59,181	2,666,696
Cooper-Standard Holdings, Inc.(a)	6,838	224,491
Dana, Inc.	35,183	835,948
Security	Shares	Value
Automobile Components (continued)
Dorman Products, Inc.(a)(b)	7,647	$ 942,034
Fox Factory Holding Corp.(a)	11,579	198,117
Garrett Motion, Inc.	34,612	603,287
Gentex Corp.	64,755	1,506,849
Gentherm, Inc.(a)	8,726	317,365
Goodyear Tire & Rubber Co. (The)(a)	77,672	680,407
LCI Industries	7,189	872,313
Lear Corp.	14,869	1,703,987
Patrick Industries, Inc.	9,120	988,882
Phinia, Inc.	12,887	807,886
QuantumScape Corp., Class A(a)	113,693	1,184,681
Solid Power, Inc., Class A(a)(b)	39,054	165,979
Standard Motor Products, Inc.	5,263	193,941
Visteon Corp.	7,218	686,432
XPEL, Inc.(a)	6,844	341,584
		20,175,570
Automobiles — 2.2%
Ford Motor Co.	1,087,093	14,262,660
General Motors Co.	257,905	20,972,835
Harley-Davidson, Inc.	32,850	673,097
Lucid Group, Inc.(a)(b)	34,857	368,438
Rivian Automotive, Inc., Class A(a)(b)	213,490	4,207,888
Tesla, Inc.(a)	780,101	350,827,022
Thor Industries, Inc.	13,763	1,413,047
Winnebago Industries, Inc.	8,087	327,685
		393,052,672
Banks — 4.0%
1st Source Corp.	4,159	259,896
ACNB Corp.	3,311	160,087
Amalgamated Financial Corp.	5,243	167,933
Amerant Bancorp, Inc., Class A	8,016	156,392
Ameris Bancorp	16,698	1,240,160
Arrow Financial Corp.	5,133	161,176
Associated Banc-Corp	44,325	1,141,812
Atlantic Union Bankshares Corp.	41,657	1,470,492
Axos Financial, Inc.(a)	14,242	1,227,091
Banc of California, Inc.	34,013	656,111
BancFirst Corp.	6,172	654,355
Bancorp, Inc. (The)(a)	11,533	778,708
Bank First Corp.	3,031	369,236
Bank of America Corp.	1,838,403	101,112,165
Bank of Hawaii Corp.	10,736	734,020
Bank of Marin Bancorp	4,648	120,894
Bank of NT Butterfield & Son Ltd. (The)	14,484	721,593
Bank OZK	30,439	1,400,803
BankUnited, Inc.	20,108	896,214
Banner Corp.	10,216	640,135
Bar Harbor Bankshares	4,956	153,884
BayCom Corp.	6,422	188,807
BCB Bancorp, Inc.	5,931	47,863
Beacon Financial Corp.	19,886	524,394
Blue Foundry Bancorp(a)	9,152	113,759
BOK Financial Corp.	6,259	741,441
Bridgewater Bancshares, Inc.(a)	8,433	147,830
Burke & Herbert Financial Services Corp.	4,039	251,670
Business First Bancshares, Inc.	6,745	176,314
Byline Bancorp, Inc.	7,590	221,249
Cadence Bank	38,190	1,636,060
California BanCorp	9,247	172,641
Camden National Corp.	3,838	166,492
Capital City Bank Group, Inc.	4,710	200,505
Capitol Federal Financial, Inc.	41,059	279,612

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Carter Bankshares, Inc.(a)	8,572	$ 168,526
Cathay General Bancorp	17,527	848,132
Central Pacific Financial Corp.	8,258	257,319
ChoiceOne Financial Services, Inc.	5,606	165,489
Citigroup, Inc.	490,638	57,252,548
Citizens & Northern Corp.	5,985	120,717
Citizens Financial Group, Inc.	121,004	7,067,844
Citizens Financial Services, Inc.	1,446	82,451
City Holding Co.	3,898	464,642
Civista Bancshares, Inc.	6,234	138,519
CNB Financial Corp.	5,241	137,157
Coastal Financial Corp.(a)	2,884	330,478
Colony Bankcorp, Inc.	2,413	43,000
Columbia Banking System, Inc.	84,442	2,360,154
Columbia Financial, Inc.(a)	8,874	137,902
Comerica, Inc.	37,117	3,226,581
Commerce Bancshares, Inc.	36,246	1,897,116
Community Financial System, Inc.	14,581	837,533
Community Trust Bancorp, Inc.	3,964	223,966
Community West Bancshares	7,378	166,005
ConnectOne Bancorp, Inc.	14,295	374,815
Cullen/Frost Bankers, Inc.	16,714	2,116,494
Customers Bancorp, Inc.(a)	7,608	556,297
CVB Financial Corp.	35,718	664,355
Dime Community Bancshares, Inc.	9,651	290,399
Eagle Bancorp, Inc.	8,085	173,181
East West Bancorp, Inc.	38,489	4,325,779
Eastern Bankshares, Inc.	62,607	1,153,847
Enterprise Financial Services Corp.	9,650	521,100
Equity Bancshares, Inc., Class A	4,086	182,440
Esquire Financial Holdings, Inc.(b)	2,372	242,110
Farmers & Merchants Bancorp, Inc.	4,496	111,141
Farmers National Banc Corp.	11,170	148,784
FB Financial Corp.	10,731	598,790
Fidelity D&D Bancorp, Inc.	2,411	104,951
Fifth Third Bancorp	186,195	8,715,788
Financial Institutions, Inc.	4,771	148,712
First Bancorp, Inc. (The)	3,905	103,248
First BanCorp/Puerto Rico	43,678	905,445
First Bancorp/Southern Pines NC	12,428	631,218
First Bank	9,680	159,333
First Busey Corp.	23,293	554,140
First Business Financial Services, Inc.	3,428	186,140
First Citizens BancShares, Inc., Class A	2,498	5,361,158
First Commonwealth Financial Corp.	24,357	410,659
First Community Bankshares, Inc.	4,554	153,606
First Financial Bancorp	25,125	628,628
First Financial Bankshares, Inc.	35,580	1,062,775
First Financial Corp.	2,885	174,312
First Foundation, Inc.(a)(b)	11,987	73,840
First Hawaiian, Inc.	36,529	924,184
First Horizon Corp.	138,245	3,304,055
First Internet Bancorp	4,141	86,423
First Interstate BancSystem, Inc., Class A	24,442	845,693
First Merchants Corp.	14,789	554,292
First Mid Bancshares, Inc.	7,177	279,903
Firstsun Capital Bancorp(a)	4,599	173,083
Five Star Bancorp	4,039	144,515
Flagstar Bank N.A.	82,828	1,042,805
Flushing Financial Corp.	8,764	132,950
FNB Corp.	96,970	1,658,187
FS Bancorp, Inc.	3,345	137,714
Security	Shares	Value
Banks (continued)
Fulton Financial Corp.	43,569	$ 842,189
German American Bancorp, Inc.	10,934	428,394
Glacier Bancorp, Inc.	35,874	1,580,250
Great Southern Bancorp, Inc.	2,669	164,304
Hancock Whitney Corp.	24,378	1,552,391
Hanmi Financial Corp.	8,508	229,971
HBT Financial, Inc.	5,302	137,057
Heritage Commerce Corp.	17,054	204,819
Heritage Financial Corp.	9,442	223,303
Hilltop Holdings, Inc.	14,250	483,645
Hingham Institution For Savings (The)(b)	495	140,560
Home Bancorp, Inc.	2,988	172,706
Home BancShares, Inc.	54,162	1,504,620
HomeTrust Bancshares, Inc.	5,610	240,893
Hope Bancorp, Inc.	30,217	331,178
Horizon Bancorp, Inc.	10,906	184,966
Huntington Bancshares, Inc.	432,307	7,500,526
Independent Bank Corp.	14,593	1,066,456
Independent Bank Corp.	5,218	169,742
International Bancshares Corp.	15,122	1,004,706
John Marshall Bancorp, Inc.	6,079	121,519
JPMorgan Chase & Co.	751,043	242,001,075
Kearny Financial Corp.	16,158	119,731
KeyCorp	261,587	5,399,156
Lakeland Financial Corp.	6,077	346,754
Live Oak Bancshares, Inc.	8,734	300,013
M&T Bank Corp.	43,211	8,706,152
Mechanics Bancorp, Class A	17,546	256,698
Mercantile Bank Corp.	4,910	236,171
Metrocity Bankshares, Inc.	7,813	207,357
Metropolitan Bank Holding Corp.	2,550	194,718
Mid Penn Bancorp, Inc.	5,777	179,203
Middlefield Banc Corp.	4,354	150,387
Midland States Bancorp, Inc.	6,427	136,060
MidWestOne Financial Group, Inc.	6,276	241,626
MVB Financial Corp.	5,770	149,039
National Bank Holdings Corp., Class A	8,169	310,504
NB Bancorp, Inc.	10,649	211,063
NBT Bancorp, Inc.	12,167	505,174
Nicolet Bankshares, Inc.	3,383	410,358
Northeast Bank	1,296	134,693
Northeast Community Bancorp, Inc.	7,323	165,573
Northfield Bancorp, Inc.	12,643	144,509
Northrim BanCorp, Inc.	10,273	273,365
Northwest Bancshares, Inc.	39,615	475,380
NU Holdings Ltd., Class A(a)	934,961	15,651,247
OceanFirst Financial Corp.	15,672	281,312
OFG Bancorp	11,177	458,033
Old National Bancorp	95,692	2,134,889
Old Second Bancorp, Inc.	12,314	240,123
Orange County Bancorp, Inc.	5,480	156,454
Origin Bancorp, Inc.	7,253	272,785
Orrstown Financial Services, Inc.	6,708	237,597
Park National Corp.	3,680	560,022
Pathward Financial, Inc.	6,553	465,263
Peapack-Gladstone Financial Corp.	4,998	139,194
Peoples Bancorp, Inc.	9,969	299,369
Peoples Financial Services Corp.	3,356	163,471
Pinnacle Financial Partners, Inc.	20,913	1,995,309
PNC Financial Services Group, Inc. (The)	109,735	22,904,987
Popular, Inc.	18,399	2,291,043
Preferred Bank	2,234	210,957

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Primis Financial Corp.	10,049	$ 139,782
Prosperity Bancshares, Inc.	25,514	1,763,273
Provident Financial Services, Inc.	36,608	723,008
QCR Holdings, Inc.	5,233	435,909
RBB Bancorp	5,035	103,922
Red River Bancshares, Inc.	2,122	151,574
Regions Financial Corp.	248,412	6,731,965
Renasant Corp.	26,392	929,526
Republic Bancorp, Inc., Class A	3,226	222,562
S&T Bancorp, Inc.	9,259	364,342
Seacoast Banking Corp. of Florida	23,212	729,321
ServisFirst Bancshares, Inc.	14,123	1,013,890
Shore Bancshares, Inc.	7,010	123,937
Sierra Bancorp	2,218	72,484
Simmons First National Corp., Class A	38,678	729,080
SmartFinancial, Inc.	6,633	245,355
South Plains Financial, Inc.	3,665	142,202
Southern First Bancshares, Inc.(a)(b)	3,002	154,663
Southern Missouri Bancorp, Inc.	2,646	156,432
Southside Bancshares, Inc.	9,796	297,700
Southstate Bank Corp.	27,434	2,581,814
Stellar Bancorp, Inc.	14,030	434,088
Stock Yards Bancorp, Inc.	7,829	508,494
Synovus Financial Corp.	39,037	1,953,802
Texas Capital Bancshares, Inc.(a)	13,453	1,218,035
Third Coast Bancshares, Inc.(a)	5,945	225,969
Timberland Bancorp, Inc.	3,920	140,336
Tompkins Financial Corp.	3,538	256,576
Towne Bank	22,745	759,001
TriCo Bancshares	7,519	356,175
Triumph Financial, Inc.(a)	5,988	375,028
Truist Financial Corp.	356,125	17,524,911
TrustCo Bank Corp.	5,492	226,984
Trustmark Corp.	17,451	679,716
U.S. Bancorp	431,195	23,008,565
UMB Financial Corp.	20,165	2,319,782
United Bankshares, Inc.	36,925	1,417,920
United Community Banks, Inc.	31,392	980,058
Unity Bancorp, Inc.	3,600	186,192
Univest Financial Corp.	7,425	243,095
Valley National Bancorp	128,289	1,498,416
WaFd, Inc.	20,099	643,771
Washington Trust Bancorp, Inc.	3,708	109,571
Webster Financial Corp.	45,296	2,850,930
Wells Fargo & Co.	869,067	80,997,044
WesBanco, Inc.	24,831	825,382
West BanCorp, Inc.	5,910	131,143
Westamerica BanCorp	7,939	379,722
Western Alliance Bancorp	29,173	2,452,574
Wintrust Financial Corp.	17,679	2,471,878
WSFS Financial Corp.	16,217	895,827
Zions Bancorp N.A.	40,822	2,389,720
		729,409,617
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,504	488,606
Brown-Forman Corp., Class A	14,619	384,626
Brown-Forman Corp., Class B, NVS	40,672	1,059,912
Celsius Holdings, Inc.(a)	45,319	2,072,891
Coca-Cola Co. (The)	1,075,741	75,205,053
Coca-Cola Consolidated, Inc.	15,663	2,401,138
Constellation Brands, Inc., Class A	39,868	5,500,189
Keurig Dr. Pepper, Inc.	356,764	9,992,960
Security	Shares	Value
Beverages (continued)
MGP Ingredients, Inc.	3,987	$ 96,884
Molson Coors Beverage Co., Class B	47,897	2,235,832
Monster Beverage Corp.(a)	192,185	14,734,824
National Beverage Corp.(a)	6,934	221,125
PepsiCo, Inc.	378,687	54,349,158
Primo Brands Corp., Class A	67,355	1,101,254
Vita Coco Co., Inc. (The)(a)(b)	12,233	648,472
		170,492,924
Biotechnology — 2.3%
4D Molecular Therapeutics, Inc.(a)	12,869	96,518
AbbVie, Inc.	489,985	111,956,673
ABSCI CORP(a)(b)	35,940	125,431
ACADIA Pharmaceuticals, Inc.(a)	35,668	952,692
ADC Therapeutics SA(a)	48,393	170,827
ADMA Biologics, Inc.(a)	66,710	1,216,790
Agios Pharmaceuticals, Inc.(a)	16,788	456,969
Akebia Therapeutics, Inc.(a)(b)	46,394	74,694
Akero Therapeutics, Inc.(a)(c)	21,010	13,657
Aldeyra Therapeutics, Inc.(a)(b)	15,134	78,394
Alector, Inc.(a)	16,688	26,033
Alkermes PLC(a)	43,856	1,227,091
Allogene Therapeutics, Inc.(a)	25,658	35,151
Alnylam Pharmaceuticals, Inc.(a)	35,047	13,936,440
Altimmune, Inc.(a)(b)	23,637	85,330
Amgen, Inc.	148,715	48,675,907
Amicus Therapeutics, Inc.(a)	82,916	1,180,724
AnaptysBio, Inc.(a)(b)	7,498	363,503
Anavex Life Sciences Corp.(a)(b)	19,891	70,812
Anika Therapeutics, Inc.(a)	6,208	59,659
Annexon, Inc.(a)(b)	23,995	120,455
Apellis Pharmaceuticals, Inc.(a)	27,295	685,650
Apogee Therapeutics, Inc.(a)(b)	11,311	853,754
Arbutus Biopharma Corp.(a)(b)	49,995	240,476
Arcellx, Inc.(a)	11,215	731,218
Arcturus Therapeutics Holdings, Inc.(a)(b)	9,068	55,587
Arcus Biosciences, Inc.(a)	21,431	510,701
Arcutis Biotherapeutics, Inc.(a)(b)	31,788	923,124
Ardelyx, Inc.(a)	57,808	337,021
ArriVent Biopharma, Inc.(a)(b)	7,737	155,668
Arrowhead Pharmaceuticals, Inc.(a)	36,295	2,409,625
ARS Pharmaceuticals, Inc.(a)(b)	17,938	208,978
Astria Therapeutics, Inc.(a)(b)	11,659	152,616
aTyr Pharma, Inc.(a)(b)	31,649	24,784
Aura Biosciences, Inc.(a)(b)	8,990	48,996
Aurinia Pharmaceuticals, Inc.(a)(b)	38,891	620,311
Avidity Biosciences, Inc.(a)	32,091	2,314,724
Avita Medical, Inc.(a)(b)	7,371	25,430
Beam Therapeutics, Inc.(a)(b)	25,170	697,712
Bicara Therapeutics, Inc.(a)	9,574	161,130
BioCryst Pharmaceuticals, Inc.(a)	66,417	518,053
Biogen, Inc.(a)	40,517	7,130,587
Biohaven Ltd.(a)(b)	24,306	274,415
BioMarin Pharmaceutical, Inc.(a)	51,460	3,058,268
Bridgebio Pharma, Inc.(a)(b)	43,163	3,301,538
Bright Minds Biosciences, Inc.(a)	2,029	158,343
Capricor Therapeutics, Inc.(a)	7,559	218,153
CareDx, Inc.(a)(b)	13,289	250,365
Caris Life Sciences, Inc.(a)(b)	7,014	189,238
Catalyst Pharmaceuticals, Inc.(a)	33,515	782,240
Celcuity, Inc.(a)(b)	8,161	813,978
Celldex Therapeutics, Inc.(a)(b)	17,062	463,404
CG oncology, Inc.(a)	13,037	541,296

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Cidara Therapeutics, Inc.(a)	5,397	$ 1,192,143
Cogent Biosciences, Inc.(a)	39,719	1,410,819
Coherus Oncology, Inc.(a)(b)	17,102	24,285
Compass Therapeutics, Inc.(a)(b)	34,390	184,674
Corvus Pharmaceuticals, Inc.(a)	22,777	175,383
CRISPR Therapeutics AG(a)(b)	22,555	1,182,784
Cullinan Therapeutics, Inc.(a)	17,093	176,913
Cytokinetics, Inc.(a)(b)	30,574	1,942,672
Day One Biopharmaceuticals, Inc.(a)	18,810	175,309
Denali Therapeutics, Inc.(a)(b)	33,310	549,948
Design Therapeutics, Inc.(a)	9,194	86,240
Dianthus Therapeutics, Inc.(a)	6,541	269,555
Disc Medicine, Inc.(a)	5,525	438,740
Dynavax Technologies Corp.(a)	38,530	592,591
Dyne Therapeutics, Inc.(a)	29,855	583,964
Editas Medicine, Inc.(a)(b)	19,314	39,594
Emergent BioSolutions, Inc.(a)	14,621	180,716
Enanta Pharmaceuticals, Inc.(a)	4,979	78,519
Entrada Therapeutics, Inc.(a)	7,706	79,218
Erasca, Inc.(a)	69,739	259,429
Exact Sciences Corp.(a)	51,666	5,247,199
Exelixis, Inc.(a)	74,306	3,256,832
Fate Therapeutics, Inc.(a)	20,925	20,561
Geron Corp.(a)	170,528	225,097
Gilead Sciences, Inc.	344,520	42,286,385
Gossamer Bio, Inc.(a)(b)	52,602	163,066
GRAIL, Inc.(a)(b)	8,939	765,089
Halozyme Therapeutics, Inc.(a)	34,131	2,297,016
Heron Therapeutics, Inc.(a)(b)	29,060	37,778
Humacyte, Inc.(a)(b)	25,248	24,251
Ideaya Biosciences, Inc.(a)(b)	22,432	775,474
ImmunityBio, Inc.(a)(b)	49,257	97,529
Immunome, Inc.(a)	23,084	495,844
Immunovant, Inc.(a)(b)	16,672	423,802
Incyte Corp.(a)	44,038	4,349,633
Inhibrx Biosciences, Inc.(a)	1,971	155,709
Insmed, Inc.(a)	57,895	10,076,046
Intellia Therapeutics, Inc.(a)(b)	24,027	216,003
Ionis Pharmaceuticals, Inc.(a)	43,228	3,419,767
Iovance Biotherapeutics, Inc.(a)(b)	65,537	178,916
Ironwood Pharmaceuticals, Inc., Class A(a)	41,643	140,337
Jade Biosciences, Inc.(b)	15,119	233,286
Janux Therapeutics, Inc.(a)	13,721	189,350
KalVista Pharmaceuticals, Inc.(a)(b)	6,694	108,108
Keros Therapeutics, Inc.(a)(b)	7,191	146,409
Kodiak Sciences, Inc.(a)(b)	14,584	407,769
Korro Bio, Inc.(a)(b)	3,348	26,817
Krystal Biotech, Inc.(a)	6,840	1,686,334
Kura Oncology, Inc.(a)	17,205	178,760
Kymera Therapeutics, Inc.(a)	15,525	1,208,000
Larimar Therapeutics, Inc.(a)(b)	17,462	66,530
Lexeo Therapeutics, Inc.(a)	19,599	194,618
Madrigal Pharmaceuticals, Inc.(a)	5,239	3,050,879
MannKind Corp.(a)	84,480	479,002
MeiraGTx Holdings PLC(a)(b)	17,701	140,723
MiMedx Group, Inc.(a)	34,494	233,524
Mineralys Therapeutics, Inc.(a)	11,243	408,008
Mirum Pharmaceuticals, Inc.(a)	10,727	847,326
Moderna, Inc.(a)(b)	97,710	2,881,468
Monte Rosa Therapeutics, Inc.(a)(b)	14,644	229,618
Myriad Genetics, Inc.(a)	23,476	144,377
Natera, Inc.(a)	35,764	8,193,175
Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	27,128	$ 3,847,564
Neurogene, Inc.(a)(b)	4,531	93,339
Nkarta, Inc.(a)	9,013	16,674
Novavax, Inc.(a)(b)	42,260	283,987
Nurix Therapeutics, Inc.(a)	27,815	527,651
Nuvalent, Inc., Class A(a)	13,690	1,377,077
Olema Pharmaceuticals, Inc.(a)(b)	17,639	440,975
Organogenesis Holdings, Inc., Class A(a)(b)	32,016	165,843
ORIC Pharmaceuticals, Inc.(a)(b)	17,765	145,318
Oruka Therapeutics, Inc.(a)(b)	10,564	320,195
Palvella Therapeutics, Inc.(a)(b)	1,981	207,351
Perspective Therapeutics, Inc.(a)(b)	15,239	41,907
Praxis Precision Medicines, Inc.(a)	6,315	1,861,283
Precigen, Inc.(a)(b)	62,468	261,116
Prime Medicine, Inc.(a)(b)	10,716	37,185
Protagonist Therapeutics, Inc.(a)	16,323	1,425,651
Prothena Corp. PLC(a)	11,112	106,120
PTC Therapeutics, Inc.(a)	20,470	1,554,901
Recursion Pharmaceuticals, Inc., Class A(a)(b)	99,548	407,151
Regeneron Pharmaceuticals, Inc.	28,054	21,654,041
REGENXBIO, Inc.(a)(b)	9,564	137,722
Relay Therapeutics, Inc.(a)(b)	42,859	362,587
Replimune Group, Inc.(a)	23,278	226,262
Revolution Medicines, Inc.(a)	49,012	3,903,806
Rhythm Pharmaceuticals, Inc.(a)(b)	14,257	1,526,069
Rigel Pharmaceuticals, Inc.(a)	6,581	281,864
Rocket Pharmaceuticals, Inc.(a)(b)	19,286	67,694
Roivant Sciences Ltd.(a)	107,769	2,338,587
Sana Biotechnology, Inc.(a)(b)	50,411	205,173
Sarepta Therapeutics, Inc.(a)	25,678	552,591
Savara, Inc.(a)	43,296	261,075
Scholar Rock Holding Corp.(a)(b)	22,549	993,283
Sionna Therapeutics, Inc.(a)	4,391	180,646
Soleno Therapeutics, Inc.(a)	10,962	507,541
Spyre Therapeutics, Inc.(a)(b)	20,159	660,409
Stoke Therapeutics, Inc.(a)(b)	13,791	437,726
Summit Therapeutics, Inc.(a)(b)	32,168	562,618
Syndax Pharmaceuticals, Inc.(a)	20,277	426,020
Tango Therapeutics, Inc.(a)	33,680	298,405
Taysha Gene Therapies, Inc.(a)	71,059	390,824
TG Therapeutics, Inc.(a)(b)	41,405	1,234,283
Travere Therapeutics, Inc.(a)(b)	27,454	1,049,017
Twist Bioscience Corp.(a)	15,589	494,483
Tyra Biosciences, Inc.(a)	6,704	176,248
Ultragenyx Pharmaceutical, Inc.(a)	25,894	595,562
United Therapeutics Corp.(a)	11,726	5,713,493
Upstream Bio, Inc.(a)	9,709	263,599
UroGen Pharma Ltd.(a)	9,741	228,134
Vanda Pharmaceuticals, Inc.(a)	15,335	135,255
Vaxcyte, Inc.(a)(b)	34,574	1,595,244
Vera Therapeutics, Inc., Class A(a)	15,153	767,348
Veracyte, Inc.(a)	20,557	865,450
Vericel Corp.(a)	14,771	531,904
Vertex Pharmaceuticals, Inc.(a)	71,251	32,302,353
Viking Therapeutics, Inc.(a)	28,251	993,870
Vir Biotechnology, Inc.(a)	20,746	125,098
Viridian Therapeutics, Inc.(a)	19,669	612,099
Voyager Therapeutics, Inc.(a)	9,253	36,364
Xencor, Inc.(a)	15,410	235,927
Xenon Pharmaceuticals, Inc.(a)(b)	20,705	927,998

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Zenas Biopharma, Inc.(a)(b)	4,781	$ 173,598
Zymeworks, Inc.(a)	14,466	380,890
		413,645,492
Broadline Retail — 3.5%
Amazon.com, Inc.(a)	2,652,109	612,159,799
Coupang, Inc., Class A(a)	361,718	8,532,928
Dillard’s, Inc., Class A	786	476,583
eBay, Inc.	126,878	11,051,074
Etsy, Inc.(a)	28,424	1,575,826
Groupon, Inc.(a)(b)	6,808	119,889
Kohl’s Corp.	30,261	617,627
Macy’s, Inc.	76,160	1,679,328
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,552	1,923,875
Savers Value Village, Inc.(a)(b)	7,087	66,193
		638,203,122
Building Products — 0.6%
A. O. Smith Corp.	32,849	2,196,941
AAON, Inc.	18,115	1,381,269
Advanced Drainage Systems, Inc.	19,765	2,862,565
Allegion PLC	23,823	3,793,098
American Woodmark Corp.(a)	4,911	264,703
Apogee Enterprises, Inc.	7,205	262,334
Armstrong World Industries, Inc.	12,506	2,389,897
AZZ, Inc.	8,658	927,964
Builders FirstSource, Inc.(a)	30,434	3,131,354
Carlisle Cos., Inc.	11,827	3,782,984
Carrier Global Corp.	218,970	11,570,375
CSW Industrials, Inc.	4,547	1,334,681
Fortune Brands Innovations, Inc.	33,728	1,687,074
Gibraltar Industries, Inc.(a)	8,399	415,246
Griffon Corp.	11,459	843,955
Hayward Holdings, Inc.(a)	54,657	844,451
Insteel Industries, Inc.	5,098	161,454
Janus International Group, Inc.(a)	38,817	253,863
JELD-WEN Holding, Inc.(a)(b)	22,476	55,291
Johnson Controls International PLC	182,131	21,810,187
Lennox International, Inc.	8,674	4,211,921
Masco Corp.	58,556	3,715,964
Masterbrand, Inc.(a)	35,290	389,602
Modine Manufacturing Co.(a)(b)	14,727	1,966,202
Owens Corning	23,700	2,652,267
Quanex Building Products Corp.	12,120	186,406
Resideo Technologies, Inc.(a)	39,085	1,372,665
Simpson Manufacturing Co., Inc.	11,994	1,936,671
Tecnoglass, Inc.	6,154	309,669
Trane Technologies PLC	61,399	23,896,491
Trex Co., Inc.(a)	29,421	1,032,089
UFP Industries, Inc.	16,859	1,535,012
Zurn Elkay Water Solutions Corp.	40,188	1,868,340
		105,042,985
Capital Markets — 3.4%
Acadian Asset Management, Inc.	8,798	413,506
Affiliated Managers Group, Inc.	7,690	2,216,873
Ameriprise Financial, Inc.	25,889	12,694,412
Ares Management Corp., Class A	51,673	8,351,907
Artisan Partners Asset Management, Inc., Class A	15,463	629,963
Bank of New York Mellon Corp. (The)	192,902	22,393,993
BGC Group, Inc., Class A	91,384	816,059
BlackRock, Inc.(d)	42,210	45,179,051
Blackstone, Inc., Class A, NVS	205,071	31,609,644
Security	Shares	Value
Capital Markets (continued)
Blue Owl Capital, Inc., Class A	168,050	$ 2,510,667
Brookfield Asset Management Ltd., Class A(b)	105,330	5,518,239
Bullish(a)(b)	9,150	346,510
Carlyle Group, Inc. (The)	72,054	4,259,112
Cboe Global Markets, Inc.	29,365	7,370,615
Charles Schwab Corp. (The)	471,954	47,152,924
CME Group, Inc., Class A	99,565	27,189,210
Cohen & Steers, Inc.	8,218	515,926
Coinbase Global, Inc., Class A(a)	61,610	13,932,485
Diamond Hill Investment Group, Inc., Class A	715	121,192
DigitalBridge Group, Inc., Class A	43,276	663,854
Donnelley Financial Solutions, Inc.(a)	6,655	310,722
Evercore, Inc., Class A	10,324	3,512,741
FactSet Research Systems, Inc.	10,626	3,083,559
Forge Global Holdings, Inc.(a)(b)	3,196	142,414
Franklin Resources, Inc.	82,986	1,982,536
Freedom Holding Corp.(a)(b)	4,853	590,513
GCM Grosvenor, Inc., Class A	13,435	152,084
Goldman Sachs Group, Inc. (The)	81,234	71,404,686
Hamilton Lane, Inc., Class A	10,958	1,471,769
Houlihan Lokey, Inc., Class A	15,177	2,643,682
Interactive Brokers Group, Inc., Class A	118,362	7,611,860
Intercontinental Exchange, Inc.	157,912	25,575,428
Invesco Ltd.	103,356	2,715,162
Janus Henderson Group PLC	35,783	1,702,197
Jefferies Financial Group, Inc.	42,181	2,613,957
KKR & Co., Inc., Class A(b)	187,076	23,848,448
Lazard, Inc.	25,389	1,232,890
LPL Financial Holdings, Inc.	21,871	7,811,665
Marex Group PLC	14,712	564,352
MarketAxess Holdings, Inc.	9,924	1,798,725
Miami International Holdings, Inc.(a)	6,447	286,118
Moelis & Co., Class A	16,331	1,122,593
Moody’s Corp.	42,824	21,876,640
Morgan Stanley	317,975	56,450,102
Morningstar, Inc.	6,480	1,408,169
MSCI, Inc., Class A	20,133	11,550,906
Nasdaq, Inc.	125,199	12,160,579
Northern Trust Corp.	52,468	7,166,604
Open Lending Corp., Class A(a)	27,770	43,044
P10, Inc., Class A	10,127	99,346
Patria Investments Ltd., Class A	14,771	234,711
Perella Weinberg Partners, Class A	16,533	286,021
Piper Sandler Cos.	4,593	1,560,288
PJT Partners, Inc., Class A	6,492	1,085,462
Raymond James Financial, Inc.	50,379	8,090,364
Robinhood Markets, Inc., Class A(a)	205,116	23,198,620
S&P Global, Inc.	83,814	43,800,358
SEI Investments Co.	27,769	2,277,613
State Street Corp.	77,952	10,056,588
StepStone Group, Inc., Class A	18,122	1,162,889
Stifel Financial Corp.	28,312	3,545,229
StoneX Group, Inc.(a)	12,294	1,169,528
T Rowe Price Group, Inc.	60,688	6,213,237
TPG, Inc., Class A	35,667	2,276,981
Tradeweb Markets, Inc., Class A	32,566	3,502,148
Victory Capital Holdings, Inc., Class A	11,256	710,141
Virtu Financial, Inc., Class A	22,447	747,934
Virtus Investment Partners, Inc.	1,809	295,138
Webull Corp.(a)(b)	74,766	580,932

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
WisdomTree, Inc.	41,366	$ 504,252
XP, Inc., Class A	112,494	1,841,527
		619,959,594
Chemicals — 1.0%
AdvanSix, Inc.	8,138	140,787
Air Products & Chemicals, Inc.	61,710	15,243,604
Albemarle Corp.	31,937	4,517,169
American Vanguard Corp.(a)	9,112	34,808
Ashland, Inc.	14,140	829,594
ASP Isotopes, Inc.(a)(b)	21,309	114,003
Aspen Aerogels, Inc.(a)	16,255	46,002
Avient Corp.	23,760	742,262
Axalta Coating Systems Ltd.(a)	62,671	2,024,900
Balchem Corp.	8,420	1,291,291
Cabot Corp.	14,584	966,628
Celanese Corp., Class A	30,716	1,298,672
CF Industries Holdings, Inc.	45,645	3,530,184
Chemours Co. (The)	39,494	465,634
Core Molding Technologies, Inc.(a)	4,265	85,513
Corteva, Inc.	189,924	12,730,606
Dow, Inc.	194,777	4,553,886
DuPont de Nemours, Inc.	115,331	4,636,306
Eastman Chemical Co.	32,831	2,095,603
Ecolab, Inc.	69,070	18,132,256
Ecovyst, Inc.(a)	26,470	257,553
Element Solutions, Inc.	60,832	1,520,192
FMC Corp.	34,078	472,662
Hawkins, Inc.	5,780	821,107
HB Fuller Co.	15,576	926,149
Huntsman Corp.	46,552	465,520
Ingevity Corp.(a)	10,050	594,759
Innospec, Inc.	6,717	514,119
International Flavors & Fragrances, Inc.	70,590	4,757,060
Intrepid Potash, Inc.(a)	2,981	82,663
Koppers Holdings, Inc.	5,386	145,853
Linde PLC	129,720	55,311,311
LSB Industries, Inc.(a)	20,100	170,850
LyondellBasell Industries NV, Class A	71,687	3,104,047
Mativ Holdings, Inc.	14,237	172,980
Minerals Technologies, Inc.	8,347	508,750
Mosaic Co. (The)	85,975	2,071,138
NewMarket Corp.	1,626	1,117,485
Olin Corp.	34,518	719,010
Orion SA	16,516	87,204
Perimeter Solutions, Inc.(a)(b)	39,734	1,093,877
PPG Industries, Inc.	63,191	6,474,550
PureCycle Technologies, Inc.(a)(b)	28,664	246,224
Quaker Chemical Corp.	3,666	503,378
Rayonier Advanced Materials, Inc.(a)	16,754	98,681
RPM International, Inc.	35,741	3,717,064
Scotts Miracle-Gro Co. (The)	11,080	646,518
Sensient Technologies Corp.	11,798	1,108,422
Sherwin-Williams Co. (The)	63,789	20,669,550
Solstice Advanced Materials, Inc.(a)	43,894	2,132,371
Stepan Co.	6,310	298,842
Tronox Holdings PLC, Class A	35,108	146,400
Westlake Corp.	9,339	690,526
		185,126,523
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	18,093	765,334
ACCO Brands Corp.	28,695	107,032
ACV Auctions, Inc., Class A(a)	42,689	342,366
Security	Shares	Value
Commercial Services & Supplies (continued)
BrightView Holdings, Inc.(a)	14,371	$ 182,081
Brink’s Co. (The)	12,040	1,405,429
Casella Waste Systems, Inc., Class A(a)(b)	17,843	1,747,544
Cimpress PLC(a)(b)	4,599	306,247
Cintas Corp.	95,390	17,939,997
Clean Harbors, Inc.(a)	13,929	3,266,072
Copart, Inc.(a)	245,061	9,594,138
CoreCivic, Inc.(a)	31,566	603,226
Deluxe Corp.	11,246	251,123
Ennis, Inc.	6,719	121,009
Enviri Corp.(a)	23,673	424,220
GEO Group, Inc. (The)(a)	34,200	551,304
Healthcare Services Group, Inc.(a)	20,877	399,168
HNI Corp.	19,008	799,096
Interface, Inc., Class A	14,901	416,036
Liquidity Services, Inc.(a)	6,957	210,867
MillerKnoll, Inc.	21,714	396,932
Montrose Environmental Group, Inc.(a)	9,274	230,274
MSA Safety, Inc.	9,957	1,594,514
OPENLANE, Inc.(a)	29,417	876,038
Pitney Bowes, Inc.	49	518
RB Global, Inc.	51,483	5,296,056
Republic Services, Inc.	55,789	11,823,363
Rollins, Inc.	77,048	4,624,421
Tetra Tech, Inc.	73,462	2,463,916
UniFirst Corp.	4,261	821,947
Veralto Corp.	65,681	6,553,650
Vestis Corp.	41,742	278,419
Waste Management, Inc.	101,939	22,397,018
		96,789,355
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	19,098	165,962
Applied Optoelectronics, Inc.(a)(b)	18,776	654,531
Arista Networks, Inc.(a)	284,910	37,331,757
Aviat Networks, Inc.(a)	3,656	78,165
Calix, Inc.(a)	14,998	793,844
Ciena Corp.(a)	38,683	9,046,793
Cisco Systems, Inc.	1,098,767	84,638,022
Clearfield, Inc.(a)(b)	3,523	102,696
CommScope Holding Co., Inc.(a)	53,615	972,040
Digi International, Inc.(a)	8,952	387,532
Extreme Networks, Inc.(a)	36,281	604,079
F5, Inc.(a)	15,708	4,009,624
Harmonic, Inc.(a)	33,143	327,784
Lumentum Holdings, Inc.(a)	19,342	7,129,268
Motorola Solutions, Inc.	46,017	17,639,237
NETGEAR, Inc.(a)	9,048	221,947
NetScout Systems, Inc.(a)	17,090	462,455
Ribbon Communications, Inc.(a)	24,209	69,722
Ubiquiti, Inc.	1,088	602,045
Viasat, Inc.(a)	32,150	1,107,889
Viavi Solutions, Inc.(a)	65,948	1,175,193
		167,520,585
Construction & Engineering — 0.4%
AECOM	36,803	3,508,430
Ameresco, Inc., Class A(a)(b)	8,257	241,848
API Group Corp.(a)	101,490	3,883,007
Arcosa, Inc.	13,207	1,404,168
Argan, Inc.	3,961	1,241,061
Bowman Consulting Group Ltd.(a)	3,451	113,952
Centuri Holdings, Inc.(a)	16,340	412,585
Comfort Systems U.S.A., Inc.	9,584	8,944,651

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Construction Partners, Inc., Class A(a)(b)	12,102	$ 1,313,672
Dycom Industries, Inc.(a)	8,102	2,737,666
EMCOR Group, Inc.	12,185	7,454,661
Everus Construction Group, Inc.(a)	13,453	1,151,039
Fluor Corp.(a)(b)	46,729	1,851,870
Granite Construction, Inc.	11,410	1,316,143
Great Lakes Dredge & Dock Corp.(a)	15,188	199,267
IES Holdings, Inc.(a)(b)	2,607	1,014,175
Legence Corp., Class A(a)(b)	10,146	436,684
Limbach Holdings, Inc.(a)(b)	2,632	204,901
MasTec, Inc.(a)	17,297	3,759,849
MYR Group, Inc.(a)	4,194	916,389
NWPX Infrastructure, Inc.(a)	4,120	257,459
Primoris Services Corp.	14,079	1,747,767
Quanta Services, Inc.	40,632	17,149,142
Sterling Infrastructure, Inc.(a)	8,516	2,607,855
Tutor Perini Corp.	13,700	918,174
Valmont Industries, Inc.	5,687	2,287,994
WillScot Holdings Corp., Class A	50,858	957,656
		68,032,065
Construction Materials — 0.3%
CRH PLC	186,867	23,321,002
Eagle Materials, Inc.	9,305	1,923,157
James Hardie Industries PLC(a)(b)	42,228	876,231
Knife River Corp.(a)	15,786	1,110,545
Martin Marietta Materials, Inc.	16,535	10,295,683
United States Lime & Minerals, Inc.(b)	3,543	424,239
Vulcan Materials Co.	36,522	10,416,805
		48,367,662
Consumer Finance — 0.7%
Ally Financial, Inc.	74,255	3,363,009
American Express Co.	149,304	55,235,015
Bread Financial Holdings, Inc.	12,214	904,202
Capital One Financial Corp.	173,942	42,156,583
Credit Acceptance Corp.(a)(b)	1,221	541,465
Dave, Inc., Class A(a)(b)	2,145	474,924
Encore Capital Group, Inc.(a)	6,719	365,178
Enova International, Inc.(a)	7,478	1,175,542
Figure Technology Solutions, Inc., Class A(a)(b)	9,610	392,472
FirstCash Holdings, Inc.	11,157	1,778,203
Green Dot Corp., Class A(a)	14,716	188,512
LendingClub Corp.(a)	26,549	502,838
LendingTree, Inc.(a)	3,988	211,723
Navient Corp.	26,161	340,093
Nelnet, Inc., Class A	3,356	446,214
NerdWallet, Inc., Class A(a)	6,128	83,034
OneMain Holdings, Inc.	33,245	2,245,700
PRA Group, Inc.(a)	9,883	174,830
PROG Holdings, Inc.	11,007	324,596
Regional Management Corp.	3,501	135,664
SLM Corp.	57,285	1,550,132
SoFi Technologies, Inc.(a)	335,236	8,776,479
Synchrony Financial	99,510	8,302,119
Upstart Holdings, Inc.(a)(b)	23,427	1,024,463
World Acceptance Corp.(a)	1,014	142,355
		130,835,345
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	114,018	1,957,689
Andersons, Inc. (The)	10,155	539,941
BJ’s Wholesale Club Holdings, Inc.(a)	36,191	3,258,276
Casey’s General Stores, Inc.	10,309	5,697,887
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs’ Warehouse, Inc. (The)(a)	10,850	$ 676,280
Costco Wholesale Corp.	122,561	105,689,253
Dollar General Corp.	60,980	8,096,315
Dollar Tree, Inc.(a)	53,252	6,550,528
Grocery Outlet Holding Corp.(a)	27,048	273,185
Ingles Markets, Inc., Class A	4,377	300,043
Kroger Co. (The)	167,060	10,437,909
Maplebear, Inc.(a)	47,451	2,134,346
Natural Grocers by Vitamin Cottage, Inc.	3,660	91,683
Performance Food Group Co.(a)	43,118	3,877,171
PriceSmart, Inc.	7,594	931,556
Sprouts Farmers Market, Inc.(a)	27,231	2,169,494
Sysco Corp.	133,648	9,848,521
Target Corp.	125,201	12,238,398
U.S. Foods Holding Corp.(a)	63,242	4,763,387
United Natural Foods, Inc.(a)	14,530	489,225
Walmart, Inc.	1,201,375	133,845,189
Weis Markets, Inc.	4,886	313,144
		314,179,420
Containers & Packaging — 0.2%
Amcor PLC	630,296	5,256,669
AptarGroup, Inc.	17,923	2,185,889
Ardagh Metal Packaging SA	41,863	171,638
Avery Dennison Corp.	21,259	3,866,587
Ball Corp.	77,804	4,121,278
Crown Holdings, Inc.	32,231	3,318,826
Graphic Packaging Holding Co.	80,328	1,209,740
Greif, Inc., Class A, NVS	6,527	441,878
Greif, Inc., Class B	2,055	153,488
International Paper Co.	144,875	5,706,626
Myers Industries, Inc.	10,032	187,799
O-I Glass, Inc.(a)	45,041	664,805
Packaging Corp. of America	24,740	5,102,130
Ranpak Holdings Corp., Class A(a)(b)	18,525	100,220
Sealed Air Corp.	38,037	1,575,873
Silgan Holdings, Inc.	22,750	918,418
Smurfit WestRock PLC	143,143	5,535,340
Sonoco Products Co.	26,917	1,174,658
TriMas Corp.	10,181	360,916
		42,052,778
Distributors — 0.1%
Genuine Parts Co.	38,251	4,703,343
GigaCloud Technology, Inc., Class A(a)	6,426	252,413
Gold.com, Inc.	5,324	181,282
LKQ Corp.	72,952	2,203,151
Pool Corp.	9,117	2,085,514
		9,425,703
Diversified Consumer Services — 0.1%
ADT, Inc.	140,890	1,136,982
Adtalem Global Education, Inc.(a)	10,919	1,129,789
American Public Education, Inc.(a)	4,764	180,079
Bright Horizons Family Solutions, Inc.(a)	15,449	1,566,529
Carriage Services, Inc.	4,026	170,300
Coursera, Inc.(a)(b)	35,946	264,563
Driven Brands Holdings, Inc.(a)(b)	17,533	259,839
Duolingo, Inc., Class A(a)(b)	10,216	1,792,908
European Wax Center, Inc., Class A(a)	7,018	25,265
Frontdoor, Inc.(a)	20,825	1,201,394
Graham Holdings Co., Class B	875	961,275
Grand Canyon Education, Inc.(a)	8,321	1,383,866
H&R Block, Inc.	37,781	1,646,496

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
KinderCare Learning Cos., Inc.(a)	8,876	$ 38,344
Laureate Education, Inc., Class A(a)	36,476	1,228,147
Lincoln Educational Services Corp.(a)	11,826	285,598
Matthews International Corp., Class A	8,185	213,792
Mister Car Wash, Inc.(a)	20,863	115,998
OneSpaWorld Holdings Ltd.	27,488	570,101
Perdoceo Education Corp.	21,093	618,658
Service Corp. International	39,519	3,081,296
Strategic Education, Inc.	6,078	487,456
Stride, Inc.(a)	11,511	747,409
Udemy, Inc.(a)	23,081	135,024
Universal Technical Institute, Inc.(a)	14,247	372,274
		19,613,382
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	21,214	437,857
American Assets Trust, Inc.	12,871	243,648
Armada Hoffler Properties, Inc.	15,290	101,220
Broadstone Net Lease, Inc.	48,103	835,549
CTO Realty Growth, Inc.	6,907	127,158
Essential Properties Realty Trust, Inc.	54,189	1,607,246
Gladstone Commercial Corp.	10,112	107,895
Global Net Lease, Inc.	56,782	488,325
NexPoint Diversified Real Estate Trust	12,137	46,485
WP Carey, Inc.	60,185	3,873,506
		7,868,889
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	3,312	72,301
AST SpaceMobile, Inc., Class A(a)(b)	60,851	4,419,608
AT&T Inc.	1,910,742	47,462,831
ATN International, Inc.	3,157	71,980
Bandwidth, Inc., Class A(a)	8,780	135,651
Cogent Communications Holdings, Inc.	11,934	257,297
Frontier Communications Parent, Inc.(a)	64,600	2,459,322
GCI Liberty, Inc., Class A(a)	852	31,413
GCI Liberty, Inc., Class C, NVS(a)(b)	8,548	318,071
GCI Liberty, Inc. Escrow, Class A(a)(c)	28,033	—
Globalstar, Inc.(a)(b)	14,466	883,005
IDT Corp., Class B	5,431	278,122
Iridium Communications, Inc.	29,319	509,564
Liberty Global Ltd., Class A(a)	45,735	509,488
Liberty Global Ltd., Class C, NVS(a)	47,395	523,241
Liberty Latin America Ltd., Class A(a)	12,281	90,757
Liberty Latin America Ltd., Class C, NVS(a)(b)	44,216	329,851
Lumen Technologies, Inc.(a)	277,207	2,153,898
Uniti Group, Inc.(a)	38,322	268,637
Verizon Communications, Inc.	1,163,941	47,407,317
		108,182,354
Electric Utilities — 1.4%
Alliant Energy Corp.	69,781	4,536,463
American Electric Power Co., Inc.	147,412	16,998,078
Constellation Energy Corp.	86,227	30,461,412
Duke Energy Corp.	214,666	25,161,002
Edison International	105,590	6,337,512
Entergy Corp.	123,237	11,390,796
Evergy, Inc.	63,902	4,632,256
Eversource Energy	102,440	6,897,285
Exelon Corp.	278,570	12,142,866
FirstEnergy Corp.	151,164	6,767,612
Genie Energy Ltd., Class B	4,060	55,947
Hawaiian Electric Industries, Inc.(a)	45,359	557,916
IDACORP, Inc.	14,791	1,871,949
Security	Shares	Value
Electric Utilities (continued)
MGE Energy, Inc.	9,794	$ 768,045
NextEra Energy, Inc.	576,787	46,304,460
NRG Energy, Inc.	52,513	8,362,170
OGE Energy Corp.	56,928	2,430,826
Oklo, Inc., Class A(a)(b)	29,842	2,141,462
Otter Tail Corp.	10,927	883,011
PG&E Corp.	602,858	9,687,928
Pinnacle West Capital Corp.	33,516	2,972,869
Portland General Electric Co.	31,751	1,523,730
PPL Corp.	205,890	7,210,268
Southern Co. (The)	304,622	26,563,038
TXNM Energy, Inc.	25,970	1,529,114
Xcel Energy, Inc.	163,358	12,065,622
		250,253,637
Electrical Equipment — 1.0%
Acuity, Inc.	8,819	3,175,193
Allient, Inc.(b)	3,626	194,898
American Superconductor Corp.(a)	12,241	352,296
AMETEK, Inc.(b)	64,052	13,150,516
Amprius Technologies, Inc.(a)	24,344	192,074
Array Technologies, Inc.(a)(b)	42,534	392,164
Atkore, Inc.	10,292	650,969
Bloom Energy Corp., Class A(a)	58,915	5,119,124
Eaton Corp. PLC	108,431	34,536,358
Emerson Electric Co.	156,589	20,782,492
EnerSys	10,511	1,542,489
Enovix Corp.(a)(b)	39,479	288,592
Eos Energy Enterprises, Inc., Class A(a)(b)	86,427	990,453
Fluence Energy, Inc., Class A(a)(b)	16,075	317,964
GE Vernova, Inc.	75,496	49,341,921
Generac Holdings, Inc.(a)	16,039	2,187,238
Hubbell, Inc.	14,903	6,618,571
Hyliion Holdings Corp., Class A(a)(b)	56,429	103,829
LSI Industries, Inc.	9,288	170,156
NANO Nuclear Energy, Inc.(a)(b)	6,713	161,179
Nextpower, Inc., Class A(a)	39,631	3,452,256
NuScale Power Corp., Class A(a)	34,560	489,715
nVent Electric PLC	45,648	4,654,727
Plug Power, Inc.(a)(b)	299,693	590,395
Powell Industries, Inc.	2,929	933,707
Power Solutions International, Inc.(a)(b)	2,863	163,592
Preformed Line Products Co.	910	188,106
Regal Rexnord Corp.	17,922	2,514,815
Rockwell Automation, Inc.	31,205	12,140,929
Sensata Technologies Holding PLC	41,701	1,388,226
Shoals Technologies Group, Inc., Class A(a)(b)	44,396	377,366
Sunrun, Inc.(a)(b)	55,417	1,019,673
T1 Energy, Inc.(a)(b)	36,514	243,914
Thermon Group Holdings, Inc.(a)	9,050	336,298
Vertiv Holdings Co., Class A	104,819	16,981,726
Vicor Corp.(a)	5,721	627,022
		186,370,943
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.(a)(b)	8,179	42,940
Advanced Energy Industries, Inc.	9,905	2,073,810
Aeva Technologies, Inc.(a)(b)	8,355	110,954
Amphenol Corp., Class A	337,351	45,589,614
Arlo Technologies, Inc.(a)	22,394	313,292
Arrow Electronics, Inc.(a)	14,817	1,632,537
Avnet, Inc.	25,165	1,209,933
Badger Meter, Inc.	8,340	1,454,579
Bel Fuse, Inc., Class B, NVS	2,839	481,580

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	11,563	$ 1,347,668
Benchmark Electronics, Inc.	11,002	470,446
CDW Corp.	35,783	4,873,645
Climb Global Solutions, Inc.(b)	804	82,643
Cognex Corp.	46,833	1,685,051
Coherent Corp.(a)	42,259	7,799,744
Corning, Inc.	215,523	18,871,194
Crane NXT Co.	13,043	613,934
CTS Corp.	8,552	366,624
Daktronics, Inc.(a)	14,131	279,370
ePlus, Inc.	7,836	687,217
Evolv Technologies Holdings, Inc., Class A(a)(b)	35,408	253,521
Fabrinet(a)	9,739	4,433,972
Flex Ltd.(a)	102,377	6,185,618
Ingram Micro Holding Corp.(b)	7,638	162,995
Insight Enterprises, Inc.(a)	7,595	618,765
IPG Photonics Corp.(a)(b)	8,785	629,006
Itron, Inc.(a)	12,184	1,131,406
Jabil, Inc.	29,439	6,712,681
Keysight Technologies, Inc.(a)	46,997	9,549,320
Kimball Electronics, Inc.(a)	6,246	173,764
Knowles Corp.(a)	26,952	577,581
Littelfuse, Inc.	6,501	1,644,233
Methode Electronics, Inc.	9,592	63,691
MicroVision, Inc.(a)(b)	43,110	35,699
Mirion Technologies, Inc., Class A(a)(b)	66,007	1,545,884
Napco Security Technologies, Inc.	10,538	439,435
nLight, Inc.(a)(b)	11,261	422,400
Novanta, Inc.(a)	10,134	1,205,845
OSI Systems, Inc.(a)	4,711	1,201,588
Ouster, Inc., Class A(a)	14,870	321,787
PC Connection, Inc.	3,080	177,901
Plexus Corp.(a)	7,700	1,131,900
Powerfleet, Inc. NJ(a)	32,782	174,400
Ralliant Corp.	30,966	1,576,479
Rogers Corp.(a)	5,187	474,974
Sanmina Corp.(a)	14,468	2,171,213
ScanSource, Inc.(a)	7,067	276,037
TD SYNNEX Corp.	21,937	3,295,595
Teledyne Technologies, Inc.(a)	12,802	6,538,365
TTM Technologies, Inc.(a)	29,322	2,023,218
Vishay Intertechnology, Inc.	33,417	484,212
Vishay Precision Group, Inc.(a)(b)	3,376	129,976
Vontier Corp.	44,157	1,641,757
Zebra Technologies Corp., Class A(a)	13,968	3,391,710
		150,783,703
Energy Equipment & Services — 0.3%
Archrock, Inc.	43,589	1,134,186
Atlas Energy Solutions, Inc.	18,593	175,146
Baker Hughes Co., Class A	273,097	12,436,837
Borr Drilling Ltd.	64,888	261,499
Bristow Group, Inc.(a)	6,391	234,039
Cactus, Inc., Class A	17,970	820,870
Core Laboratories, Inc.(b)	12,745	204,302
DMC Global, Inc.(a)	6,622	44,301
Expro Group Holdings NV(a)	26,342	351,666
Halliburton Co.	235,251	6,648,193
Helix Energy Solutions Group, Inc.(a)	36,901	231,369
Helmerich & Payne, Inc.	27,924	800,860
Innovex International, Inc.(a)	10,277	224,758
Kodiak Gas Services, Inc.	25,201	942,517
Liberty Energy, Inc., Class A	42,664	787,578
Security	Shares	Value
Energy Equipment & Services (continued)
Nabors Industries Ltd.(a)(b)	2,312	$ 125,542
National Energy Services Reunited Corp.(a)	16,697	261,475
Noble Corp. PLC	38,411	1,084,727
NOV, Inc.	108,608	1,697,543
Oceaneering International, Inc.(a)	25,579	614,663
Oil States International, Inc.(a)	23,862	161,546
Patterson-UTI Energy, Inc.	109,244	667,481
ProFrac Holding Corp., Class A(a)(b)	8,471	32,952
ProPetro Holding Corp.(a)	20,681	196,676
RPC, Inc.	21,483	116,868
Seadrill Ltd.(a)	20,367	704,698
Select Water Solutions, Inc., Class A	23,335	245,484
SLB Ltd.	413,822	15,882,488
Solaris Energy Infrastructure, Inc., Class A	11,163	513,163
TechnipFMC PLC	114,428	5,098,912
TETRA Technologies, Inc.(a)	43,876	411,118
Tidewater, Inc.(a)	13,482	680,976
Transocean Ltd.(a)	245,826	1,015,261
Valaris Ltd.(a)	16,213	817,135
Weatherford International PLC	20,059	1,569,817
		57,196,646
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	93,023	145,116
Atlanta Braves Holdings, Inc., Class A(a)(b)	3,228	137,158
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,893	548,079
Cinemark Holdings, Inc.	30,217	702,243
Electronic Arts, Inc.	69,412	14,182,954
Eventbrite, Inc., Class A(a)	19,274	85,769
IMAX Corp.(a)(b)	9,738	359,916
Liberty Live Holdings, Inc., Class A(a)	5,189	422,904
Liberty Live Holdings, Inc., Class C(a)	12,652	1,052,140
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,782	606,175
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	58,534	5,766,184
Lionsgate Studios Corp.(a)	51,310	468,460
Live Nation Entertainment, Inc.(a)	43,365	6,179,512
Madison Square Garden Entertainment Corp., Class A(a)	11,713	631,214
Madison Square Garden Sports Corp., Class A(a)	4,446	1,149,958
Marcus Corp. (The)	7,514	116,542
Netflix, Inc.(a)	1,171,746	109,862,905
Playstudios, Inc., Class A(a)	28,543	18,596
Playtika Holding Corp.	26,319	103,960
ROBLOX Corp., Class A(a)	171,475	13,894,619
Roku, Inc., Class A(a)	36,170	3,924,083
Sphere Entertainment Co., Class A(a)(b)	7,120	676,970
Spotify Technology SA(a)	42,610	24,744,053
Starz Entertainment Corp.(a)(b)	3,471	40,611
Take-Two Interactive Software, Inc.(a)	50,420	12,909,033
TKO Group Holdings, Inc., Class A	18,930	3,956,370
Vivid Seats, Inc., Class A(a)(b)	1,151	8,299
Walt Disney Co. (The)	500,404	56,930,963
Warner Bros Discovery, Inc., Class A(a)	642,880	18,527,802
		278,152,588
Financial Services — 3.7%
Acacia Research Corp.(a)(b)	31,915	119,362
Affirm Holdings, Inc., Class A(a)	74,118	5,516,603
Alerus Financial Corp.	5,764	129,805
Apollo Global Management, Inc.	114,862	16,627,423
Banco Latinoamericano de Comercio Exterior SA, Class E	11,262	502,285

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Berkshire Hathaway, Inc., Class B(a)	509,929	$ 256,315,812
Better Home & Finance Holding Co.(a)(b)	2,969	96,730
Block, Inc., Class A(a)	149,956	9,760,636
Burford Capital Ltd.	54,824	489,030
Cannae Holdings, Inc.	17,309	272,271
Cantaloupe, Inc.(a)(b)	25,395	269,695
Cass Information Systems, Inc.	3,523	146,275
Compass Diversified Holdings	20,916	100,397
Corpay, Inc.(a)	18,908	5,689,984
Enact Holdings, Inc.	8,756	347,088
Equitable Holdings, Inc.	77,707	3,702,738
Essent Group Ltd.	27,106	1,762,161
Euronet Worldwide, Inc.(a)	11,392	867,045
EVERTEC, Inc.	19,763	574,906
Federal Agricultural Mortgage Corp., Class C, NVS	2,611	458,413
Fidelity National Information Services, Inc.	147,615	9,810,493
Fiserv, Inc.(a)	149,310	10,029,153
Flywire Corp.(a)	31,363	444,100
Global Payments, Inc.	67,272	5,206,853
HA Sustainable Infrastructure Capital, Inc.	32,662	1,026,567
International Money Express, Inc.(a)	9,885	151,834
Jack Henry & Associates, Inc.	20,591	3,757,446
Jackson Financial, Inc., Class A	17,898	1,908,822
Marqeta, Inc., Class A(a)(b)	104,854	498,056
Mastercard, Inc., Class A	222,407	126,967,708
Merchants Bancorp	5,377	183,141
MGIC Investment Corp.	64,248	1,877,327
NCR Atleos Corp.(a)	22,146	843,984
NewtekOne, Inc.	6,851	77,759
NMI Holdings, Inc., Class A(a)	22,871	932,908
Onity Group, Inc.(a)	3,578	163,837
Pagseguro Digital Ltd., Class A	54,332	523,760
Payoneer Global, Inc.(a)	73,558	413,396
PayPal Holdings, Inc.	259,004	15,120,653
Paysafe Ltd.(a)(b)	8,031	64,971
Paysign, Inc.(a)	31,371	161,561
PennyMac Financial Services, Inc., Class A	8,608	1,134,879
Priority Technology Holdings, Inc.(a)(b)	16,304	88,857
Radian Group, Inc.	40,771	1,467,348
Remitly Global, Inc.(a)	45,249	624,436
Repay Holdings Corp., Class A(a)(b)	21,554	78,672
Rocket Cos., Inc., Class A	263,192	5,095,397
Sezzle, Inc.(a)(b)	3,630	230,414
Shift4 Payments, Inc., Class A(a)(b)	19,085	1,201,782
StoneCo Ltd., Class A(a)	76,191	1,126,865
TFS Financial Corp.	15,701	210,079
Toast, Inc., Class A(a)	127,027	4,510,729
UWM Holdings Corp., Class A	34,211	149,844
Velocity Financial, Inc.(a)(b)	8,069	167,512
Visa, Inc., Class A	465,389	163,216,576
Voya Financial, Inc.	26,888	2,002,887
Walker & Dunlop, Inc.	9,760	587,064
Waterstone Financial, Inc.	8,540	141,337
Western Union Co. (The)	69,996	651,663
WEX, Inc.(a)	9,351	1,393,112
		667,992,441
Food Products — 0.5%
Archer-Daniels-Midland Co.	132,070	7,592,704
B&G Foods, Inc.	17,467	75,108
Beyond Meat, Inc.(a)(b)	15,585	12,780
BRC, Inc., Class A(a)(b)	14,597	16,203
Security	Shares	Value
Food Products (continued)
Bunge Global SA	36,651	$ 3,264,871
Calavo Growers, Inc.	4,284	93,177
Cal-Maine Foods, Inc.	12,065	960,012
Campbell’s Co. (The)	52,421	1,460,973
Conagra Brands, Inc.	130,442	2,257,951
Darling Ingredients, Inc.(a)	43,795	1,576,620
Dole PLC	19,429	291,241
Flowers Foods, Inc.	51,024	555,141
Fresh Del Monte Produce, Inc.	9,250	329,578
Freshpet, Inc.(a)	12,545	764,367
General Mills, Inc.	147,464	6,857,076
Hain Celestial Group, Inc. (The)(a)	24,192	25,885
Hershey Co. (The)	39,841	7,250,265
Hormel Foods Corp.	80,815	1,915,316
Ingredion, Inc.	18,498	2,039,589
J & J Snack Foods Corp.	4,263	385,247
J M Smucker Co. (The)	28,233	2,761,470
John B Sanfilippo & Son, Inc.	2,032	143,459
Kraft Heinz Co. (The)	235,186	5,703,260
Lamb Weston Holdings, Inc.	40,045	1,677,485
Limoneira Co.	7,665	96,771
Mama’s Creations, Inc.(a)	12,743	171,903
Marzetti Co. (The)	5,233	860,410
McCormick & Co., Inc., NVS	70,091	4,773,898
Mission Produce, Inc.(a)	10,822	125,535
Mondelez International, Inc., Class A	360,080	19,383,106
Pilgrim’s Pride Corp.	10,755	419,337
Post Holdings, Inc.(a)	13,807	1,367,583
Seaboard Corp.	75	333,362
Seneca Foods Corp., Class A(a)	2,160	238,961
Simply Good Foods Co. (The)(a)	23,576	473,406
Smithfield Foods, Inc.	14,420	321,999
SunOpta, Inc.(a)(b)	28,917	109,885
Tootsie Roll Industries, Inc.	4,828	176,850
TreeHouse Foods, Inc.(a)	13,713	323,490
Tyson Foods, Inc., Class A	77,639	4,551,198
Utz Brands, Inc., Class A	16,106	167,180
Vital Farms, Inc.(a)(b)	9,016	287,971
Westrock Coffee Co.(a)(b)	10,387	42,275
		82,234,898
Gas Utilities — 0.1%
Atmos Energy Corp.	43,867	7,353,425
Brookfield Infrastructure Corp., Class A	32,652	1,482,401
Chesapeake Utilities Corp.	6,036	753,051
MDU Resources Group, Inc.	53,833	1,050,820
National Fuel Gas Co.	25,336	2,028,400
New Jersey Resources Corp.	27,248	1,256,678
Northwest Natural Holding Co.	8,978	419,632
ONE Gas, Inc.	17,158	1,325,456
Southwest Gas Holdings, Inc.	17,722	1,418,114
Spire, Inc.	16,199	1,339,657
UGI Corp.	58,208	2,178,726
		20,606,360
Ground Transportation — 0.8%
ArcBest Corp.	6,377	473,110
Avis Budget Group, Inc.(a)(b)	4,327	555,241
Covenant Logistics Group, Inc., Class A	7,698	169,664
CSX Corp.	517,137	18,746,216
FTAI Infrastructure, Inc.	33,593	154,864
Heartland Express, Inc.	12,286	110,943
Hertz Global Holdings, Inc.(a)(b)	36,798	189,142
JB Hunt Transport Services, Inc.	21,504	4,179,087

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	43,415	$ 2,269,736
Landstar System, Inc.	9,522	1,368,311
Lyft, Inc., Class A(a)	105,172	2,037,182
Marten Transport Ltd.	14,580	165,920
Norfolk Southern Corp.	62,325	17,994,474
Old Dominion Freight Line, Inc.	51,349	8,051,523
RXO, Inc.(a)	43,771	553,266
Ryder System, Inc.	11,297	2,162,133
Saia, Inc.(a)	7,325	2,391,759
Schneider National, Inc., Class B	15,274	405,219
Uber Technologies, Inc.(a)	556,473	45,469,409
U-Haul Holding Co.(a)(b)	2,401	121,034
U-Haul Holding Co., NVS	27,589	1,289,510
Union Pacific Corp.	165,510	38,285,773
Universal Logistics Holdings, Inc.	3,638	55,261
Werner Enterprises, Inc.	16,900	507,169
XPO, Inc.(a)	31,173	4,236,722
		151,942,668
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	478,145	59,906,787
Accuray, Inc.(a)(b)	30,419	25,084
Align Technology, Inc.(a)	18,878	2,947,800
Alphatec Holdings, Inc.(a)	34,332	722,345
AngioDynamics, Inc.(a)	10,545	135,398
Artivion, Inc.(a)	10,906	497,423
AtriCure, Inc.(a)	12,429	491,691
Avanos Medical, Inc.(a)	12,453	139,847
Axogen, Inc.(a)	11,320	370,504
Baxter International, Inc.	140,583	2,686,541
Becton Dickinson & Co.	78,835	15,299,508
Beta Bionics, Inc.(a)	11,239	342,452
Bioventus, Inc., Class A(a)	15,110	112,418
Boston Scientific Corp.(a)	407,593	38,863,993
Ceribell, Inc.(a)	8,372	183,598
Cerus Corp.(a)	38,582	79,479
ClearPoint Neuro, Inc.(a)	10,999	150,466
CONMED Corp.	8,103	328,982
Cooper Cos., Inc. (The)(a)	56,127	4,600,169
CVRx, Inc.(a)(b)	5,323	37,793
DENTSPLY SIRONA, Inc.	54,446	622,318
Dexcom, Inc.(a)	107,903	7,161,522
Edwards Lifesciences Corp.(a)	158,559	13,517,155
Embecta Corp.	16,631	197,576
Enovis Corp.(a)(b)	14,430	384,415
Envista Holdings Corp.(a)	44,550	967,180
GE HealthCare Technologies, Inc.	125,644	10,305,321
Glaukos Corp.(a)	15,310	1,728,652
Globus Medical, Inc., Class A(a)	30,870	2,695,260
Haemonetics Corp.(a)	14,141	1,133,401
Hologic, Inc.(a)	62,234	4,635,811
ICU Medical, Inc.(a)	6,173	880,702
IDEXX Laboratories, Inc.(a)	22,028	14,902,603
Inogen, Inc.(a)	4,820	32,390
Inspire Medical Systems, Inc.(a)	7,945	732,767
Insulet Corp.(a)	19,614	5,575,083
Integer Holdings Corp.(a)	9,394	736,771
Integra LifeSciences Holdings Corp.(a)	19,926	247,481
Intuitive Surgical, Inc.(a)	97,587	55,269,373
iRadimed Corp.	2,844	276,664
iRhythm Technologies, Inc.(a)(b)	9,161	1,625,528
Kestra Medical Technologies Ltd.(a)(b)	6,659	176,597
Lantheus Holdings, Inc.(a)	19,454	1,294,664
Security	Shares	Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	4,915	$ 398,607
LivaNova PLC(a)	14,240	876,187
Masimo Corp.(a)	11,889	1,546,283
Medtronic PLC	355,136	34,114,364
Merit Medical Systems, Inc.(a)	16,037	1,413,501
Neogen Corp.(a)	58,987	412,319
NeuroPace, Inc.(a)	11,433	176,526
Novocure Ltd.(a)	27,786	359,273
Omnicell, Inc.(a)	11,965	542,014
OraSure Technologies, Inc.(a)	21,348	51,662
Orthofix Medical, Inc.(a)	9,382	142,231
OrthoPediatrics Corp.(a)(b)	2,950	52,392
Penumbra, Inc.(a)	10,638	3,307,461
PROCEPT BioRobotics Corp.(a)(b)	14,308	450,130
Pulmonx Corp.(a)	8,294	18,330
Pulse Biosciences, Inc.(a)(b)	9,613	131,986
QuidelOrtho Corp.(a)	17,171	490,404
ResMed, Inc.	40,472	9,748,491
RxSight, Inc.(a)	8,426	87,799
SI-BONE, Inc.(a)(b)	14,254	281,089
Solventum Corp.(a)	40,749	3,228,951
STAAR Surgical Co.(a)(b)	13,058	301,509
STERIS PLC	27,096	6,869,378
Stryker Corp.	95,261	33,481,384
Tactile Systems Technology, Inc.(a)	7,472	216,688
Tandem Diabetes Care, Inc.(a)	16,913	371,748
Teleflex, Inc.	13,225	1,613,979
TransMedics Group, Inc.(a)(b)	9,053	1,101,297
Treace Medical Concepts, Inc.(a)	11,086	27,161
UFP Technologies, Inc.(a)	2,039	452,719
Utah Medical Products, Inc.	1,176	65,809
Varex Imaging Corp.(a)	10,139	118,119
Zimmer Biomet Holdings, Inc.	54,780	4,925,818
		360,397,121
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	25,384	360,199
AdaptHealth Corp.(a)	20,795	207,118
Addus HomeCare Corp.(a)	4,577	491,524
agilon health, Inc.(a)(b)	78,229	53,876
Alignment Healthcare, Inc.(a)	41,751	824,582
AMN Healthcare Services, Inc.(a)	9,919	156,323
Astrana Health, Inc.(a)	12,808	317,766
Aveanna Healthcare Holdings, Inc.(a)	19,975	163,196
BrightSpring Health Services, Inc.(a)	30,766	1,152,187
Brookdale Senior Living, Inc.(a)	67,554	728,908
Cardinal Health, Inc.	65,892	13,540,806
Castle Biosciences, Inc.(a)	5,550	215,895
Cencora, Inc.	50,452	17,040,163
Centene Corp.(a)	135,145	5,561,217
Chemed Corp.	4,052	1,733,689
Cigna Group (The)	72,703	20,010,047
Clover Health Investments Corp.(a)(b)	110,019	258,545
Community Health Systems, Inc.(a)(b)	42,357	132,154
Concentra Group Holdings Parent, Inc.	28,414	559,188
CorVel Corp.(a)	7,881	533,307
Cross Country Healthcare, Inc.(a)	12,388	100,343
CVS Health Corp.	346,935	27,532,762
DaVita, Inc.(a)(b)	10,526	1,195,859
DocGo, Inc.(a)(b)	25,394	22,291
Elevance Health, Inc.	61,501	21,559,176
Encompass Health Corp.	28,099	2,982,428
Enhabit, Inc.(a)	14,861	137,018

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Ensign Group, Inc. (The)	15,415	$ 2,685,293
Fulgent Genetics, Inc.(a)(b)	5,429	142,620
GeneDx Holdings Corp., Class A(a)	4,507	586,180
Guardant Health, Inc.(a)	33,738	3,445,999
Guardian Pharmacy Services, Inc., Class A(a)	6,173	185,746
HCA Healthcare, Inc.	44,805	20,917,662
HealthEquity, Inc.(a)	23,742	2,175,005
Henry Schein, Inc.(a)	30,172	2,280,400
Hims & Hers Health, Inc., Class A(a)(b)	57,028	1,851,699
Humana, Inc.	33,241	8,514,017
Labcorp Holdings, Inc.	23,458	5,885,143
LifeStance Health Group, Inc.(a)(b)	46,423	326,818
McKesson Corp.	34,791	28,538,709
Molina Healthcare, Inc.(a)	14,782	2,565,268
Nano-X Imaging Ltd.(a)(b)	15,018	42,050
National HealthCare Corp.	3,623	496,677
National Research Corp., Class A	3,883	72,884
NeoGenomics, Inc.(a)	35,508	417,574
Nutex Health, Inc.(a)(b)	1,125	185,198
OPKO Health, Inc.(a)(b)	104,005	131,046
Option Care Health, Inc.(a)	45,606	1,453,007
Owens & Minor, Inc.(a)	20,121	56,339
PACS Group, Inc.(a)	10,840	416,148
Pediatrix Medical Group, Inc.(a)	21,373	457,168
Pennant Group, Inc. (The)(a)	8,862	249,465
Privia Health Group, Inc.(a)(b)	30,122	714,193
Progyny, Inc.(a)	21,719	557,744
Quest Diagnostics, Inc.	30,358	5,268,024
RadNet, Inc.(a)	18,627	1,329,036
Select Medical Holdings Corp.	27,293	405,301
Strata Critical Medical, Inc., Class A(a)(b)	24,195	116,378
Surgery Partners, Inc.(a)(b)	20,547	317,451
Talkspace, Inc.(a)(b)	54,776	198,837
Tenet Healthcare Corp.(a)	24,056	4,780,408
U.S. Physical Therapy, Inc.	3,650	285,028
UnitedHealth Group, Inc.	251,272	82,947,400
Universal Health Services, Inc., Class B	14,808	3,228,440
Viemed Healthcare, Inc.(a)	12,044	89,487
		301,886,409
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	46,870	2,293,818
American Healthcare REIT, Inc.	46,284	2,178,125
CareTrust REIT, Inc.	62,019	2,242,607
Community Healthcare Trust, Inc.	5,954	97,765
Diversified Healthcare Trust	85,156	413,006
Global Medical REIT, Inc.(b)	2,419	81,617
Healthcare Realty Trust, Inc.	90,382	1,531,975
Healthpeak Properties, Inc.	194,348	3,125,116
LTC Properties, Inc.	10,194	350,470
Medical Properties Trust, Inc.	162,732	813,660
National Health Investors, Inc.	11,762	898,264
Omega Healthcare Investors, Inc.	79,097	3,507,161
Sabra Health Care REIT, Inc.	65,182	1,234,547
Sila Realty Trust, Inc.	15,164	353,473
Universal Health Realty Income Trust	3,361	131,785
Ventas, Inc.	129,451	10,016,918
Welltower, Inc.	190,114	35,287,059
		64,557,366
Health Care Technology — 0.1%
Certara, Inc.(a)	29,472	259,648
Definitive Healthcare Corp., Class A(a)	10,753	30,861
Doximity, Inc., Class A(a)	36,970	1,637,032
Security	Shares	Value
Health Care Technology (continued)
Evolent Health, Inc., Class A(a)(b)	29,899	$ 119,596
Health Catalyst, Inc.(a)	12,469	29,801
HealthStream, Inc.	7,131	164,512
HeartFlow, Inc.(a)(b)	6,794	198,045
OptimizeRx Corp.(a)	5,400	66,204
Phreesia, Inc.(a)	13,198	223,310
Schrodinger, Inc.(a)(b)	16,166	289,048
Simulations Plus, Inc.(a)	4,311	78,590
Teladoc Health, Inc.(a)	45,957	321,699
Veeva Systems, Inc., Class A(a)	41,002	9,152,876
Waystar Holding Corp.(a)	30,094	985,579
		13,556,801
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	65,825	780,026
Braemar Hotels & Resorts, Inc.	23,462	67,336
Chatham Lodging Trust	13,298	90,559
DiamondRock Hospitality Co.	58,612	525,164
Host Hotels & Resorts, Inc.	193,234	3,426,039
Park Hotels & Resorts, Inc.	61,315	641,355
Pebblebrook Hotel Trust	35,157	397,977
RLJ Lodging Trust	48,312	359,924
Ryman Hospitality Properties, Inc.	15,982	1,512,217
Service Properties Trust	44,708	82,263
Summit Hotel Properties, Inc.	29,898	145,603
Sunstone Hotel Investors, Inc.	56,505	505,155
Xenia Hotels & Resorts, Inc.	31,930	451,490
		8,985,108
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc., Class A(a)	13,419	153,111
Airbnb, Inc., Class A(a)	118,206	16,042,918
Aramark	72,086	2,657,090
BJ’s Restaurants, Inc.(a)	6,224	245,226
Bloomin’ Brands, Inc.	23,877	147,321
Booking Holdings, Inc.	8,979	48,085,508
Boyd Gaming Corp.	15,204	1,295,989
Brightstar Lottery PLC	29,747	460,484
Brinker International, Inc.(a)	12,429	1,783,810
Caesars Entertainment, Inc.(a)	59,855	1,400,008
Carnival Corp.(a)	297,749	9,093,255
Cava Group, Inc.(a)	27,478	1,612,684
Cheesecake Factory, Inc. (The)	12,010	606,265
Chipotle Mexican Grill, Inc.(a)	363,934	13,465,558
Choice Hotels International, Inc.(b)	7,773	740,456
Churchill Downs, Inc.	17,909	2,037,686
Cracker Barrel Old Country Store, Inc.	5,972	151,689
Darden Restaurants, Inc.	32,239	5,932,621
Dave & Buster’s Entertainment, Inc.(a)(b)	9,810	159,020
Denny’s Corp.(a)(b)	18,089	112,514
Dine Brands Global, Inc.	4,699	151,026
Domino’s Pizza, Inc.	8,745	3,645,091
DoorDash, Inc., Class A(a)	98,832	22,383,471
DraftKings, Inc., Class A(a)	132,392	4,562,228
Dutch Bros, Inc., Class A(a)	33,252	2,035,687
El Pollo Loco Holdings, Inc.(a)	11,713	122,518
Expedia Group, Inc.	32,394	9,177,544
First Watch Restaurant Group, Inc.(a)	6,586	99,317
Flutter Entertainment PLC(a)	43,652	9,386,926
Genius Sports Ltd.(a)(b)	60,358	665,145
Global Business Travel Group I, Class A(a)(b)	34,348	262,762
Golden Entertainment, Inc.	5,405	146,962
Hilton Grand Vacations, Inc.(a)	16,704	747,504
Hilton Worldwide Holdings, Inc.	63,586	18,265,079

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	12,070	$ 1,935,062
Inspired Entertainment, Inc.(a)(b)	6,825	63,882
Jack in the Box, Inc.	5,615	106,404
Krispy Kreme, Inc.(b)	23,037	92,609
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,574	82,367
Las Vegas Sands Corp.	85,457	5,562,396
Life Time Group Holdings, Inc.(a)	36,995	983,327
Lindblad Expeditions Holdings, Inc.(a)(b)	12,900	186,018
Marriott International, Inc., Class A	62,037	19,246,359
Marriott Vacations Worldwide Corp.	7,608	438,906
McDonald’s Corp.	197,482	60,356,424
MGM Resorts International(a)	56,435	2,059,313
Monarch Casino & Resort, Inc.	3,757	359,545
Norwegian Cruise Line Holdings Ltd.(a)	119,108	2,658,491
Papa John’s International, Inc.	9,029	347,526
Penn Entertainment, Inc.(a)	44,672	658,912
Planet Fitness, Inc., Class A(a)	23,307	2,528,110
Portillo’s, Inc., Class A(a)(b)	10,844	49,232
Pursuit Attractions & Hospitality, Inc.(a)	5,218	175,742
RCI Hospitality Holdings, Inc.	3,030	72,235
Red Rock Resorts, Inc., Class A	13,278	822,572
Restaurant Brands International, Inc.	89,133	6,081,545
Royal Caribbean Cruises Ltd.	69,784	19,464,153
Rush Street Interactive, Inc., Class A(a)	23,780	462,045
Sabre Corp.(a)(b)	88,376	120,191
Serve Robotics, Inc.(a)(b)	18,697	194,075
Shake Shack, Inc., Class A(a)	9,763	792,463
Six Flags Entertainment Corp.(a)	25,499	391,155
Starbucks Corp.	314,644	26,496,171
Super Group SGHC Ltd.	37,010	442,270
Sweetgreen, Inc., Class A(a)(b)	25,907	175,131
Target Hospitality Corp.(a)(b)	9,928	79,523
Texas Roadhouse, Inc.	18,818	3,123,788
Travel + Leisure Co.	16,957	1,195,977
United Parks & Resorts, Inc.(a)	10,410	377,883
Vail Resorts, Inc.	10,476	1,391,213
Viking Holdings Ltd.(a)	48,098	3,434,678
Wendy’s Co. (The)	49,528	412,568
Wingstop, Inc.	8,060	1,922,229
Wyndham Hotels & Resorts, Inc.	20,612	1,557,443
Wynn Resorts Ltd.	21,089	2,537,639
Xponential Fitness, Inc., Class A(a)(b)	4,999	41,142
Yum! Brands, Inc.	76,628	11,592,284
		358,905,471
Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)	10,161	205,963
Cavco Industries, Inc.(a)(b)	2,161	1,276,589
Century Communities, Inc.	7,401	439,249
Champion Homes, Inc.(a)	15,591	1,317,439
Cricut, Inc., Class A	12,986	64,281
DR Horton, Inc.	73,488	10,584,477
Dream Finders Homes, Inc., Class A(a)(b)	8,104	138,578
Ethan Allen Interiors, Inc.	6,235	142,407
Garmin Ltd.	44,904	9,108,776
Green Brick Partners, Inc.(a)	8,538	534,991
Helen of Troy Ltd.(a)(b)	6,604	140,335
Hovnanian Enterprises, Inc., Class A(a)(b)	1,590	155,089
Installed Building Products, Inc.	6,226	1,614,962
KB Home	18,734	1,056,785
La-Z-Boy, Inc.	13,188	491,517
Leggett & Platt, Inc.	37,478	412,258
Lennar Corp., Class A	56,714	5,830,199
Security	Shares	Value
Household Durables (continued)
Lennar Corp., Class B	3,100	$ 294,872
LGI Homes, Inc.(a)	6,161	264,677
Lovesac Co. (The)(a)(b)	3,954	58,322
M/I Homes, Inc.(a)	7,527	963,080
Meritage Homes Corp.	20,242	1,331,924
Mohawk Industries, Inc.(a)	14,310	1,564,083
Newell Brands, Inc.	119,023	442,766
NVR, Inc.(a)	753	5,491,456
PulteGroup, Inc.	54,272	6,363,935
SharkNinja, Inc.(a)	22,845	2,556,355
Somnigroup International, Inc.	55,679	4,971,021
Sonos, Inc.(a)	33,309	584,906
Taylor Morrison Home Corp., Class A(a)	27,746	1,633,407
Toll Brothers, Inc.	26,508	3,584,412
TopBuild Corp.(a)	7,853	3,276,193
Tri Pointe Homes, Inc.(a)	26,605	837,259
Whirlpool Corp.	14,746	1,063,776
		68,796,339
Household Products — 0.7%
Central Garden & Pet Co.(a)	2,676	86,033
Central Garden & Pet Co., Class A, NVS(a)	15,639	456,502
Church & Dwight Co., Inc.	67,859	5,689,977
Clorox Co. (The)	34,085	3,436,791
Colgate-Palmolive Co.	221,479	17,501,271
Energizer Holdings, Inc.	19,928	396,368
Kimberly-Clark Corp.	91,494	9,230,830
Oil-Dri Corp. of America	4,012	196,347
Procter & Gamble Co. (The)	648,596	92,950,293
Reynolds Consumer Products, Inc.	14,789	338,964
Spectrum Brands Holdings, Inc.	8,368	494,381
WD-40 Co.	3,703	729,121
		131,506,878
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	195,526	2,803,843
Brookfield Renewable Corp.	35,646	1,366,668
Clearway Energy, Inc., Class A	8,576	269,458
Clearway Energy, Inc., Class C	23,666	787,131
Hallador Energy Co.(a)	10,442	198,816
Montauk Renewables, Inc.(a)(b)	19,529	32,613
Ormat Technologies, Inc.	16,670	1,841,535
Talen Energy Corp.(a)	12,484	4,679,502
Vistra Corp.	93,805	15,133,561
		27,113,127
Industrial Conglomerates — 0.3%
3M Co.	147,203	23,567,200
Brookfield Business Corp., Class A(b)	5,621	201,682
Honeywell International, Inc.	175,535	34,245,123
		58,014,005
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	78,552	1,010,179
EastGroup Properties, Inc.	14,438	2,571,985
First Industrial Realty Trust, Inc.	35,552	2,036,063
Industrial Logistics Properties Trust	29,651	164,267
Innovative Industrial Properties, Inc.	8,049	381,201
Lineage, Inc.	17,057	596,995
LXP Industrial Trust	15,362	761,648
One Liberty Properties, Inc.	4,762	96,621
Plymouth Industrial REIT, Inc.	12,173	266,345
Prologis, Inc.	256,411	32,733,428
Rexford Industrial Realty, Inc.	65,301	2,528,455

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	51,582	$ 1,896,154
Terreno Realty Corp.	26,143	1,534,855
		46,578,196
Insurance — 1.9%
Aflac, Inc.	134,196	14,797,793
Allstate Corp. (The)	73,013	15,197,656
American Coastal Insurance Corp.	12,265	154,907
American Financial Group, Inc.	18,199	2,487,439
American International Group, Inc.	153,116	13,099,074
AMERISAFE, Inc.	5,051	194,009
Aon PLC, Class A	57,857	20,416,578
Arch Capital Group Ltd.(a)	98,608	9,458,479
Arthur J. Gallagher & Co.	69,899	18,089,162
Assurant, Inc.	14,224	3,425,850
Assured Guaranty Ltd.	13,391	1,203,449
Axis Capital Holdings Ltd.	21,005	2,249,425
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	16,819	404,161
Bowhead Specialty Holdings, Inc.(a)(b)	4,562	130,199
Brighthouse Financial, Inc.(a)	15,213	985,650
Brown & Brown, Inc.	79,841	6,363,328
Chubb Ltd.	101,044	31,537,853
Cincinnati Financial Corp.	42,191	6,890,634
CNA Financial Corp.	5,271	251,638
CNO Financial Group, Inc.	28,479	1,209,503
Donegal Group, Inc., Class A	7,210	144,056
Employers Holdings, Inc.	6,476	279,569
Everest Group Ltd.	11,558	3,922,207
F&G Annuities & Life, Inc.	9,149	282,247
Fidelis Insurance Holdings Ltd.	16,648	325,801
Fidelity National Financial, Inc., Class A	71,738	3,916,177
First American Financial Corp.	28,429	1,746,678
Genworth Financial, Inc., Class A(a)	105,520	952,846
Globe Life, Inc.	22,842	3,194,682
Goosehead Insurance, Inc., Class A	6,543	481,892
Greenlight Capital Re Ltd., Class A(a)	11,309	164,885
Hamilton Insurance Group Ltd., Class B(a)	10,889	303,803
Hanover Insurance Group, Inc. (The)	9,718	1,776,159
Hartford Insurance Group, Inc. (The)	78,181	10,773,342
HCI Group, Inc.	2,528	484,592
Heritage Insurance Holdings, Inc.(a)	9,242	270,421
Hippo Holdings, Inc.(a)	6,612	198,889
Horace Mann Educators Corp.	11,399	526,406
Investors Title Co.	665	166,011
James River Group Holdings, Inc.	8,445	53,710
Kemper Corp.	16,903	685,248
Kinsale Capital Group, Inc.(b)	5,963	2,332,249
Lemonade, Inc.(a)(b)	16,733	1,191,055
Lincoln National Corp.	45,044	2,005,809
Loews Corp.	47,063	4,956,205
Markel Group, Inc.(a)	3,433	7,379,748
Marsh & McLennan Cos., Inc.	136,657	25,352,607
MBIA, Inc.(a)	15,519	111,116
Mercury General Corp.	7,269	683,722
MetLife, Inc.	154,984	12,234,437
Octave Specialty Group, Inc.(a)	13,558	105,481
Old Republic International Corp.	64,824	2,958,567
Oscar Health, Inc., Class A(a)(b)	54,396	781,671
Palomar Holdings, Inc.(a)	7,490	1,009,352
Primerica, Inc.	9,180	2,371,745
Principal Financial Group, Inc.	61,146	5,393,689
ProAssurance Corp.(a)	13,533	326,957
Progressive Corp. (The)	161,539	36,785,661
Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	97,486	$ 11,004,220
Reinsurance Group of America, Inc.	18,146	3,691,985
RenaissanceRe Holdings Ltd.	13,159	3,699,784
RLI Corp.	23,804	1,522,980
Root, Inc., Class A(a)(b)	2,103	151,900
Ryan Specialty Holdings, Inc., Class A	27,651	1,427,621
Safety Insurance Group, Inc.	3,889	302,992
Selective Insurance Group, Inc.	17,240	1,442,471
Selectquote, Inc.(a)	46,133	65,048
SiriusPoint Ltd.(a)	17,682	387,059
Skyward Specialty Insurance Group, Inc.(a)	8,788	449,155
Slide Insurance Holdings, Inc.(a)	10,276	200,176
Stewart Information Services Corp.	7,184	504,748
Tiptree, Inc.	7,067	129,114
Travelers Cos., Inc. (The)	61,532	17,847,972
Trupanion, Inc.(a)	9,951	371,869
United Fire Group, Inc.	6,191	225,043
Universal Insurance Holdings, Inc.	9,509	321,404
Unum Group	47,681	3,695,278
W R Berkley Corp.	80,081	5,615,280
White Mountains Insurance Group Ltd.	679	1,410,982
Willis Towers Watson PLC	26,460	8,694,756
		348,338,316
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	1,607,088	503,018,544
Alphabet, Inc., Class C, NVS	1,308,554	410,624,245
Angi, Inc., Class A(a)(b)	11,054	142,928
Bumble, Inc., Class A(a)(b)	23,994	85,659
Cargurus, Inc., Class A(a)	26,586	1,019,573
Cars.com, Inc.(a)	19,387	236,521
EverQuote, Inc., Class A(a)(b)	8,030	216,810
fuboTV, Inc., Class A(a)(b)	91,393	230,310
Getty Images Holdings, Inc., Class A(a)(b)	39,933	53,510
Grindr, Inc.(a)(b)	6,716	90,935
IAC, Inc.(a)	21,028	822,195
Match Group, Inc.	71,181	2,298,435
MediaAlpha, Inc., Class A(a)	7,790	100,881
Meta Platforms, Inc., Class A	603,646	398,460,688
Nextdoor Holdings, Inc., Class A(a)	40,438	84,920
Pinterest, Inc., Class A(a)	161,755	4,187,837
QuinStreet, Inc.(a)	12,804	183,993
Reddit, Inc., Class A(a)	34,337	7,893,046
Rumble, Inc.(a)(b)	21,475	135,722
Shutterstock, Inc.	6,239	119,165
Teads Holding Co.(a)(b)	3,971	2,795
TripAdvisor, Inc.(a)(b)	28,536	415,484
TrueCar, Inc.(a)	37,386	84,492
Trump Media & Technology Group Corp., Class A(a)(b)	44,264	586,055
Yelp, Inc.(a)	19,387	589,171
Ziff Davis, Inc.(a)(b)	13,477	473,717
ZipRecruiter, Inc., Class A(a)	22,175	86,483
ZoomInfo Technologies, Inc., Class A(a)	85,399	868,508
		1,333,112,622
IT Services — 1.2%
Accenture PLC, Class A	173,107	46,444,608
Akamai Technologies, Inc.(a)	38,928	3,396,468
Amdocs Ltd.	31,697	2,551,925
Applied Digital Corp.(a)(b)	65,054	1,595,124
ASGN, Inc.(a)	12,388	596,730
BigBear.ai Holdings, Inc.(a)(b)	118,689	640,921
Cloudflare, Inc., Class A(a)	86,673	17,087,582

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	133,643	$ 11,092,369
Commerce.com, Inc., Series 1(a)	20,551	84,670
DigitalOcean Holdings, Inc.(a)	18,221	876,794
DXC Technology Co.(a)	49,527	725,571
EPAM Systems, Inc.(a)	15,429	3,161,093
Fastly, Inc., Class A(a)(b)	34,029	346,415
Gartner, Inc.(a)	20,940	5,282,743
Globant SA(a)(b)	11,243	734,955
GoDaddy, Inc., Class A(a)	37,853	4,696,800
Grid Dynamics Holdings, Inc., Class A(a)(b)	11,702	105,669
Hackett Group, Inc. (The)	8,158	160,142
International Business Machines Corp.	256,914	76,100,496
Kyndryl Holdings, Inc.(a)(b)	64,787	1,720,743
MongoDB, Inc., Class A(a)	21,720	9,115,667
Okta, Inc., Class A(a)	44,991	3,890,372
Snowflake, Inc., Class A(a)	90,777	19,912,843
Tucows, Inc., Class A(a)	2,820	63,224
Twilio, Inc., Class A(a)	38,933	5,537,830
Unisys Corp.(a)	18,660	51,502
VeriSign, Inc.	23,258	5,650,531
		221,623,787
Leisure Products — 0.1%
Acushnet Holdings Corp.	7,360	587,475
Brunswick Corp.	19,509	1,448,348
Funko, Inc., Class A(a)(b)	7,344	24,970
Hasbro, Inc.	38,346	3,144,372
JAKKS Pacific, Inc.	3,581	60,447
Johnson Outdoors, Inc., Class A	1,548	65,713
Malibu Boats, Inc., Class A(a)(b)	5,276	148,836
MasterCraft Boat Holdings, Inc.(a)(b)	5,412	102,341
Mattel, Inc.(a)	91,448	1,814,328
Peloton Interactive, Inc., Class A(a)(b)	102,598	632,004
Polaris, Inc.	15,056	952,292
Smith & Wesson Brands, Inc.	15,521	153,192
Sturm Ruger & Co., Inc.	4,284	139,872
Topgolf Callaway Brands Corp.(a)	39,343	459,133
YETI Holdings, Inc.(a)	23,386	1,032,960
		10,766,283
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)	31,163	508,269
Adaptive Biotechnologies Corp.(a)(b)	43,927	713,374
Agilent Technologies, Inc.	78,133	10,631,557
Avantor, Inc.(a)	184,756	2,117,304
Azenta, Inc.(a)	10,826	360,073
BioLife Solutions, Inc.(a)	9,831	237,714
Bio-Rad Laboratories, Inc., Class A(a)	5,328	1,614,331
Bio-Techne Corp.	43,270	2,544,709
Bruker Corp.	30,226	1,423,947
Charles River Laboratories International, Inc.(a)	14,225	2,837,603
Codexis, Inc.(a)	17,178	28,000
CryoPort, Inc.(a)	10,425	100,080
Cytek Biosciences, Inc.(a)	28,790	145,389
Danaher Corp.	174,087	39,851,996
Fortrea Holdings, Inc.(a)	24,149	416,570
Illumina, Inc.(a)	43,718	5,734,053
IQVIA Holdings, Inc.(a)	46,637	10,512,446
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	30,821	100,168
MaxCyte, Inc.(a)	25,912	40,164
Medpace Holdings, Inc.(a)	6,302	3,539,518
Mesa Laboratories, Inc.	1,441	113,118
Mettler-Toledo International, Inc.(a)	5,686	7,927,364
Niagen Bioscience, Inc.(a)	21,392	136,053
Security	Shares	Value
Life Sciences Tools & Services (continued)
OmniAb, Inc.(a)(b)	19,733	$ 36,506
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	69,980	130,863
QIAGEN NV(b)	59,375	2,670,094
Quanterix Corp.(a)	12,702	80,785
Quantum-Si, Inc., Class A(a)(b)	36,110	39,721
Repligen Corp.(a)	15,113	2,476,416
Revvity, Inc.	32,910	3,184,042
Sotera Health Co.(a)	58,760	1,036,526
Standard BioTools, Inc.(a)	84,277	107,875
Tempus AI, Inc., Class A(a)(b)	26,561	1,568,427
Thermo Fisher Scientific, Inc.	104,349	60,465,028
Waters Corp.(a)	16,390	6,225,414
West Pharmaceutical Services, Inc.	20,013	5,506,377
		175,161,874
Machinery — 1.8%
3D Systems Corp.(a)(b)	32,055	56,737
Aebi Schmidt Holding AG(b)	9,551	120,820
AGCO Corp.	16,882	1,761,130
Alamo Group, Inc.	2,481	416,485
Albany International Corp., Class A	8,242	417,869
Alliance Laundry Holdings, Inc.(a)(b)	11,977	243,732
Allison Transmission Holdings, Inc.	23,971	2,346,761
Astec Industries, Inc.	6,183	267,848
Atmus Filtration Technologies, Inc.	23,132	1,200,782
Blue Bird Corp.(a)(b)	10,194	479,118
Caterpillar, Inc.	127,931	73,287,832
CECO Environmental Corp.(a)(b)	8,711	521,353
Chart Industries, Inc.(a)	12,473	2,572,307
CNH Industrial NV	240,692	2,219,180
Columbus McKinnon Corp.	6,819	117,628
Crane Co.	14,013	2,584,418
Cummins, Inc.	38,147	19,472,136
Deere & Co.	67,321	31,342,638
Donaldson Co., Inc.	33,708	2,988,551
Douglas Dynamics, Inc.	5,646	184,342
Dover Corp.	37,659	7,352,543
Energy Recovery, Inc.(a)	15,343	206,977
Enerpac Tool Group Corp., Class A	16,353	625,339
Enpro, Inc.	6,242	1,336,599
Esab Corp.	15,613	1,744,284
ESCO Technologies, Inc.	6,827	1,333,928
Federal Signal Corp.	17,344	1,883,385
Flowserve Corp.	36,684	2,545,136
Fortive Corp.	87,703	4,842,083
Franklin Electric Co., Inc.	12,161	1,161,740
Gates Industrial Corp. PLC(a)	65,426	1,404,696
Gorman-Rupp Co. (The)	4,893	233,641
Graco, Inc.	45,708	3,746,685
Graham Corp.(a)	4,637	297,835
Greenbrier Cos., Inc. (The)	8,635	403,600
Helios Technologies, Inc.	8,407	449,690
Hillenbrand, Inc.	19,574	620,887
Hillman Solutions Corp.(a)	47,909	414,892
Hyster-Yale, Inc., Class A	2,774	82,416
IDEX Corp.	20,761	3,694,212
Illinois Tool Works, Inc.	80,111	19,731,339
Ingersoll Rand, Inc.	110,266	8,735,273
ITT, Inc.	23,410	4,061,869
JBT Marel Corp.	14,247	2,146,596
Kadant, Inc.	3,439	980,184

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Kennametal, Inc.	22,852	$ 649,225
Lincoln Electric Holdings, Inc.	15,392	3,688,539
Lindsay Corp.	3,192	376,241
Luxfer Holdings PLC	7,504	101,529
Manitowoc Co., Inc. (The)(a)	9,494	113,833
Microvast Holdings, Inc.(a)(b)	54,234	151,855
Middleby Corp. (The)(a)	13,166	1,957,389
Miller Industries, Inc.	3,135	117,155
Mueller Industries, Inc.	30,033	3,447,788
Mueller Water Products, Inc., Class A	41,497	988,459
Nordson Corp.	14,854	3,571,347
Omega Flex, Inc.	1,117	32,885
Oshkosh Corp.	18,472	2,320,637
Otis Worldwide Corp.	107,860	9,421,571
PACCAR, Inc.	142,196	15,571,884
Parker-Hannifin Corp.	34,971	30,738,110
Pentair PLC	45,592	4,747,951
Proto Labs, Inc.(a)	7,366	372,646
RBC Bearings, Inc.(a)	8,534	3,826,902
REV Group, Inc.	15,466	940,487
Snap-on, Inc.	14,291	4,924,679
SPX Technologies, Inc.(a)	13,169	2,634,590
Standex International Corp.	3,187	692,471
Stanley Black & Decker, Inc.	42,079	3,125,628
Tennant Co.	4,771	351,623
Terex Corp.	18,547	990,039
Timken Co. (The)	17,205	1,447,457
Titan International, Inc.(a)	11,523	90,225
Toro Co. (The)	28,855	2,271,466
Trinity Industries, Inc.	20,798	549,899
Wabash National Corp.	12,966	112,156
Watts Water Technologies, Inc., Class A	7,250	2,001,145
Westinghouse Air Brake Technologies Corp.	47,141	10,062,246
Worthington Enterprises, Inc.	8,064	415,861
Xylem, Inc.	67,388	9,176,898
		334,620,312
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)(b)	3,718	57,294
Costamare, Inc.	18,593	293,584
Genco Shipping & Trading Ltd.	9,342	172,173
Kirby Corp.(a)	16,156	1,780,068
Matson, Inc.	8,520	1,052,646
Pangaea Logistics Solutions Ltd.	17,477	120,242
Safe Bulkers, Inc.	14,167	68,285
		3,544,292
Media — 0.4%
Advantage Solutions, Inc., Class A(a)	39,665	34,905
AMC Networks, Inc., Class A(a)	7,889	75,103
Boston Omaha Corp., Class A(a)(b)	5,091	62,976
Cable One, Inc.	1,507	170,065
Charter Communications, Inc., Class A(a)(b)	23,110	4,824,212
Comcast Corp., Class A	999,260	29,867,881
DoubleVerify Holdings, Inc.(a)	38,158	436,528
EchoStar Corp., Class A(a)	37,827	4,111,795
Entravision Communications Corp., Class A	24,190	70,877
EW Scripps Co. (The), Class A, NVS(a)	14,130	56,379
Fox Corp., Class A, NVS	58,196	4,252,382
Fox Corp., Class B	41,173	2,673,363
Gray Media, Inc.	22,205	107,472
Ibotta, Inc., Class A(a)	4,521	102,762
iHeartMedia, Inc., Class A(a)(b)	29,231	121,601
John Wiley & Sons, Inc., Class A	12,451	381,374
Security	Shares	Value
Media (continued)
Liberty Broadband Corp., Class A(a)	4,262	$ 205,769
Liberty Broadband Corp., Class C, NVS(a)	29,840	1,450,224
Magnite, Inc.(a)	35,060	569,024
National CineMedia, Inc.	25,171	97,915
New York Times Co. (The), Class A	45,100	3,130,842
News Corp., Class A, NVS	107,044	2,795,989
News Corp., Class B	32,516	963,449
Nexstar Media Group, Inc., Class A	8,448	1,715,366
NIQ Global Intelligence PLC(a)	13,173	217,223
Omnicom Group, Inc.	88,577	7,152,593
Optimum Communications, Inc., Class A(a)	77,340	127,611
PubMatic, Inc., Class A(a)(b)	11,708	103,850
Scholastic Corp., NVS	7,173	212,536
Sinclair, Inc., Class A	12,281	187,899
Sirius XM Holdings, Inc.	52,299	1,045,718
Stagwell, Inc., Class A(a)(b)	35,003	171,165
TechTarget, Inc.(a)	7,609	41,089
TEGNA, Inc.	46,953	911,358
Thryv Holdings, Inc.(a)	6,859	41,497
Trade Desk, Inc. (The), Class A(a)	123,505	4,688,250
U.S.A. TODAY Co., Inc.(a)(b)	27,040	139,256
		73,318,298
Metals & Mining — 0.7%
Alcoa Corp.	69,042	3,668,892
Alpha Metallurgical Resources, Inc.(a)	3,113	622,226
Anglogold Ashanti PLC	138,764	11,833,794
Caledonia Mining Corp. PLC	4,511	118,053
Century Aluminum Co.(a)	15,787	618,535
Cleveland-Cliffs, Inc.(a)	154,026	2,045,465
Coeur Mining, Inc.(a)(b)	171,702	3,061,447
Commercial Metals Co.	32,733	2,265,778
Compass Minerals International, Inc.(a)	9,298	182,613
Constellium SE, Class A(a)	31,482	593,436
Dakota Gold Corp.(a)	31,885	181,107
Freeport-McMoRan, Inc.	397,504	20,189,228
Hecla Mining Co.	172,766	3,315,380
Idaho Strategic Resources, Inc.(a)	5,302	213,671
Ivanhoe Electric, Inc.(a)	28,316	452,490
Kaiser Aluminum Corp.	4,495	516,296
Materion Corp.	5,190	645,221
Metallus, Inc.(a)	10,371	177,966
MP Materials Corp., Class A(a)(b)	35,858	1,811,546
Newmont Corp.	303,251	30,279,612
NioCorp Developments Ltd.(a)	33,817	179,230
Novagold Resources, Inc.(a)(b)	88,484	824,671
Nucor Corp.	63,259	10,318,175
Olympic Steel, Inc.	2,636	112,781
Perpetua Resources Corp.(a)	24,433	591,523
Ramaco Resources, Inc., Class A(a)	11,685	210,330
Reliance, Inc.	14,882	4,298,963
Royal Gold, Inc.	22,638	5,032,201
Ryerson Holding Corp.	9,309	234,214
Southern Copper Corp.	24,226	3,475,704
SSR Mining, Inc.(a)(b)	54,822	1,201,698
Steel Dynamics, Inc.	38,478	6,520,097
SunCoke Energy, Inc.	27,168	195,610
Tredegar Corp.(a)	11,794	84,681
U.S.A. Rare Earth, Inc.(a)(b)	24,105	286,849
United States Antimony Corp.(a)(b)	24,291	121,941
Warrior Met Coal, Inc.	15,028	1,325,019
Worthington Steel, Inc.	8,064	279,176
		118,085,619

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	25,236	$ 184,223
Advanced Flower Capital, Inc.	6,678	19,032
AGNC Investment Corp.	287,069	3,077,380
Annaly Capital Management, Inc.	188,962	4,225,190
Apollo Commercial Real Estate Finance, Inc.	42,469	411,100
Arbor Realty Trust, Inc.	41,214	319,821
Ares Commercial Real Estate Corp.	11,455	54,755
ARMOUR Residential REIT, Inc.	27,589	488,049
Blackstone Mortgage Trust, Inc., Class A	49,160	940,431
BrightSpire Capital, Inc., Class A	41,990	235,144
Chicago Atlantic Real Estate Finance, Inc.	7,703	94,439
Chimera Investment Corp.	20,693	257,214
Claros Mortgage Trust, Inc.(a)	24,257	74,226
Dynex Capital, Inc.	44,627	625,224
Ellington Financial, Inc.	19,714	267,716
Franklin BSP Realty Trust, Inc.	22,693	227,611
Invesco Mortgage Capital, Inc.	8,994	75,640
KKR Real Estate Finance Trust, Inc.	16,496	135,597
Ladder Capital Corp., Class A	28,937	318,018
MFA Financial, Inc.	30,806	286,804
Orchid Island Capital, Inc.	30,872	222,278
PennyMac Mortgage Investment Trust	24,529	307,839
Ready Capital Corp.	39,944	87,078
Redwood Trust, Inc.	32,689	180,770
Rithm Capital Corp.	156,137	1,701,893
Starwood Property Trust, Inc.	94,880	1,708,789
Sunrise Realty Trust, Inc.	2,220	20,935
TPG RE Finance Trust, Inc.	15,379	132,413
Two Harbors Investment Corp.	24,816	260,568
		16,940,177
Multi-Utilities — 0.5%
Ameren Corp.	74,014	7,391,038
Avista Corp.	22,471	866,032
Black Hills Corp.	20,720	1,438,383
CenterPoint Energy, Inc.	181,015	6,940,115
CMS Energy Corp.	82,321	5,756,708
Consolidated Edison, Inc.	99,307	9,863,171
Dominion Energy, Inc.	235,096	13,774,275
DTE Energy Co.	57,640	7,434,407
NiSource, Inc.	129,164	5,393,889
Northwestern Energy Group, Inc.	16,031	1,034,641
Public Service Enterprise Group, Inc.	137,477	11,039,403
Sempra	179,846	15,878,603
Unitil Corp.	3,541	171,526
WEC Energy Group, Inc.	90,018	9,493,298
		96,475,489
Office REITs — 0.1%
Brandywine Realty Trust	51,147	149,349
BXP, Inc.	43,051	2,905,082
City Office REIT, Inc.	13,477	94,204
COPT Defense Properties	30,754	854,961
Cousins Properties, Inc.	44,495	1,147,081
Douglas Emmett, Inc.	44,557	489,682
Easterly Government Properties, Inc.	10,756	227,920
Empire State Realty Trust, Inc., Class A	39,970	260,604
Highwoods Properties, Inc.	27,988	722,650
Hudson Pacific Properties, Inc.(a)	14,610	158,226
JBG SMITH Properties	18,692	317,951
Kilroy Realty Corp.	32,062	1,198,157
NET Lease Office Properties	3,862	99,601
Peakstone Realty Trust, Class E	7,548	108,314
Piedmont Realty Trust, Inc., Class A	35,034	292,184
Security	Shares	Value
Office REITs (continued)
Postal Realty Trust, Inc., Class A	3,982	$ 64,270
SL Green Realty Corp.	19,320	886,208
Vornado Realty Trust	48,894	1,627,192
		11,603,636
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	91,937	1,635,559
Antero Resources Corp.(a)	79,610	2,743,361
APA Corp.	102,416	2,505,095
Ardmore Shipping Corp.	13,758	145,697
BKV Corp.(a)	6,409	174,004
California Resources Corp.	21,765	973,113
Calumet, Inc.(a)(b)	18,795	373,457
Centrus Energy Corp., Class A(a)(b)	4,378	1,062,803
Cheniere Energy, Inc.	58,904	11,450,349
Chevron Corp.	517,950	78,940,759
Chord Energy Corp.	17,491	1,621,416
Civitas Resources, Inc.	27,547	746,248
Clean Energy Fuels Corp.(a)	43,205	90,731
CNX Resources Corp.(a)	35,692	1,312,395
Comstock Resources, Inc.(a)	23,164	536,942
ConocoPhillips	345,761	32,366,687
Core Natural Resources, Inc.	15,195	1,344,909
Coterra Energy, Inc.	209,189	5,505,854
Crescent Energy Co., Class A	59,996	503,366
CVR Energy, Inc.(a)	7,779	197,898
Delek U.S. Holdings, Inc.	19,803	587,357
Devon Energy Corp.	173,537	6,356,660
DHT Holdings, Inc.	32,321	394,639
Diamondback Energy, Inc.	52,243	7,853,690
Diversified Energy Co.	12,865	186,285
Dorian LPG Ltd.	9,751	237,339
DT Midstream, Inc.	27,372	3,275,881
Encore Energy Corp.(a)(b)	44,956	111,491
Energy Fuels, Inc.(a)(b)	58,863	855,868
EOG Resources, Inc.	150,462	15,800,015
EQT Corp.	171,552	9,195,187
Evolution Petroleum Corp.	14,508	51,358
Excelerate Energy, Inc., Class A(b)	5,019	140,783
Expand Energy Corp.	62,868	6,938,112
Exxon Mobil Corp.	1,168,005	140,557,722
FLEX LNG Ltd.	7,485	186,751
Golar LNG Ltd.	26,088	970,734
Granite Ridge Resources, Inc.	22,345	105,022
Green Plains, Inc.(a)	10,092	98,902
Gulfport Energy Corp.(a)(b)	3,856	802,009
HF Sinclair Corp.	44,295	2,041,114
Infinity Natural Resources, Inc., Class A(a)(b)	3,505	51,629
International Seaways, Inc.	11,054	536,672
Kinder Morgan, Inc.	534,695	14,698,766
Kinetik Holdings, Inc., Class A	10,010	360,861
Kosmos Energy Ltd.(a)(b)	128,308	116,427
Magnolia Oil & Gas Corp., Class A	49,912	1,092,574
Marathon Petroleum Corp.	84,811	13,792,813
Matador Resources Co.	33,906	1,438,971
Murphy Oil Corp.	39,261	1,226,906
New Fortress Energy, Inc., Class A(a)(b)	59,888	68,272
NextDecade Corp.(a)(b)	32,572	171,654
Nordic American Tankers Ltd.	53,230	183,111
Northern Oil & Gas, Inc.	25,209	541,237
Occidental Petroleum Corp.	194,651	8,004,049
ONEOK, Inc.	173,536	12,754,896
Ovintiv, Inc.	73,955	2,898,296

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	16,692	$ 586,557
PBF Energy, Inc., Class A	22,860	619,963
Peabody Energy Corp.	31,549	937,005
Permian Resources Corp., Class A	196,621	2,758,593
PetroCorp Escrow(a)(c)	1,248	—
Phillips 66	112,316	14,493,257
Range Resources Corp.	64,406	2,270,956
REX American Resources Corp.(a)	9,488	306,652
Riley Exploration Permian, Inc.	3,426	90,446
Sable Offshore Corp., Class A(a)(b)	20,970	189,149
SandRidge Energy, Inc.	10,321	148,932
Scorpio Tankers, Inc.	13,212	671,566
SFL Corp. Ltd.	36,307	283,558
SM Energy Co.	32,928	615,754
Talos Energy, Inc.(a)	37,037	408,148
Targa Resources Corp.	59,463	10,970,924
Teekay Corp. Ltd.	22,694	204,927
Teekay Tankers Ltd., Class A	6,588	351,931
Texas Pacific Land Corp.(b)	15,687	4,505,620
Uranium Energy Corp.(a)(b)	130,621	1,525,653
VAALCO Energy, Inc.	28,829	104,938
Valero Energy Corp.	84,039	13,680,709
Viper Energy, Inc., Class A	44,913	1,734,989
Vitesse Energy, Inc.	6,575	126,635
W&T Offshore, Inc.	34,229	55,793
Williams Cos., Inc. (The)	336,218	20,210,064
World Kinect Corp.	18,389	430,854
		477,198,269
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,668	81,223
Louisiana-Pacific Corp.	17,398	1,405,062
Sylvamo Corp.	9,679	466,044
		1,952,329
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	33,682	1,694,205
Allegiant Travel Co.(a)	3,787	322,917
American Airlines Group, Inc.(a)	180,159	2,761,837
Delta Air Lines, Inc.	179,182	12,435,231
Frontier Group Holdings, Inc.(a)(b)	10,141	47,764
JetBlue Airways Corp.(a)	83,071	377,973
Joby Aviation, Inc., Class A(a)(b)	125,893	1,661,788
SkyWest, Inc.(a)	11,705	1,175,299
Southwest Airlines Co.	130,019	5,373,685
Sun Country Airlines Holdings, Inc.(a)	12,485	179,659
United Airlines Holdings, Inc.(a)	90,051	10,069,503
		36,099,861
Personal Care Products — 0.1%
Beauty Health Co. (The), Class A(a)(b)	24,943	34,671
BellRing Brands, Inc.(a)	36,665	980,055
Coty, Inc., Class A(a)	102,056	314,332
Edgewell Personal Care Co.	15,635	266,577
elf Beauty, Inc.(a)	14,794	1,124,936
Estee Lauder Cos., Inc. (The), Class A	67,524	7,071,113
Herbalife Ltd.(a)(b)	29,266	377,239
Honest Co., Inc. (The)(a)	16,748	43,210
Interparfums, Inc.	5,212	442,134
Kenvue, Inc.	528,103	9,109,777
Medifast, Inc.(a)(b)	3,312	35,372
Nu Skin Enterprises, Inc., Class A	12,253	117,874
Olaplex Holdings, Inc.(a)	35,687	47,820
Security	Shares	Value
Personal Care Products (continued)
USANA Health Sciences, Inc.(a)	3,736	$ 73,338
Waldencast PLC, Class A(a)(b)	11,927	22,423
		20,060,871
Pharmaceuticals — 3.1%
Alumis, Inc.(a)(b)	5,341	52,128
Amneal Pharmaceuticals, Inc., Class A(a)	49,353	621,848
Amphastar Pharmaceuticals, Inc.(a)	10,824	289,867
Amylyx Pharmaceuticals, Inc.(a)	24,290	293,423
ANI Pharmaceuticals, Inc.(a)	5,520	435,749
Aquestive Therapeutics, Inc.(a)(b)	34,462	222,625
Arvinas, Inc.(a)	14,997	177,864
Atea Pharmaceuticals, Inc.(a)(b)	18,817	67,177
Avadel Pharmaceuticals PLC(a)	25,291	545,021
Axsome Therapeutics, Inc.(a)	11,503	2,100,908
Bristol-Myers Squibb Co.	563,465	30,393,302
Collegium Pharmaceutical, Inc.(a)	9,366	433,646
Corcept Therapeutics, Inc.(a)	25,905	901,494
CorMedix, Inc.(a)(b)	23,156	269,304
Crinetics Pharmaceuticals, Inc.(a)(b)	24,037	1,118,922
Edgewise Therapeutics, Inc.(a)	21,220	526,574
Elanco Animal Health, Inc.(a)	134,148	3,035,769
Eli Lilly & Co.	221,490	238,030,873
Enliven Therapeutics, Inc.(a)(b)	12,218	188,157
Esperion Therapeutics, Inc.(a)(b)	66,494	246,028
Evolus, Inc.(a)	11,946	79,441
EyePoint, Inc.(a)	22,312	407,640
Fulcrum Therapeutics, Inc.(a)	23,493	265,706
Harmony Biosciences Holdings, Inc.(a)	11,915	445,859
Harrow, Inc.(a)(b)	7,074	346,626
Indivior PLC(a)	33,051	1,185,870
Innoviva, Inc.(a)	19,120	382,209
Jazz Pharmaceuticals PLC(a)	16,986	2,887,620
Johnson & Johnson	664,500	137,518,275
LENZ Therapeutics, Inc.(a)(b)	5,896	94,336
Ligand Pharmaceuticals, Inc.(a)	5,462	1,032,700
Liquidia Corp.(a)	21,608	745,260
Maze Therapeutics, Inc.(a)(b)	5,873	243,318
MBX Biosciences, Inc.(a)(b)	7,798	245,949
Merck & Co., Inc.	695,752	73,234,856
Mind Medicine MindMed, Inc.(a)(b)	19,935	266,930
Nuvation Bio, Inc., Class A(a)(b)	70,693	633,409
Ocular Therapeutix, Inc.(a)	46,091	559,545
Omeros Corp.(a)(b)	20,033	344,067
Organon & Co.	70,492	505,428
Pacira BioSciences, Inc.(a)	12,202	315,788
Perrigo Co. PLC	38,171	531,340
Pfizer, Inc.	1,570,225	39,098,602
Phathom Pharmaceuticals, Inc.(a)(b)	9,428	156,411
Phibro Animal Health Corp., Class A	3,935	147,012
Prestige Consumer Healthcare, Inc.(a)	14,079	868,534
Rapport Therapeutics, Inc.(a)	7,793	236,440
Royalty Pharma PLC, Class A	107,907	4,169,526
Septerna, Inc.(a)	6,981	194,630
SIGA Technologies, Inc.	12,508	76,424
Supernus Pharmaceuticals, Inc.(a)	13,522	672,043
Tarsus Pharmaceuticals, Inc.(a)	10,035	821,666
Terns Pharmaceuticals, Inc.(a)	24,087	973,115
Theravance Biopharma, Inc.(a)(b)	15,900	297,489
Third Harmonic Bio, Inc.(a)(c)	10,547	316
Trevi Therapeutics, Inc.(a)	24,858	311,222
Viatris, Inc.	330,320	4,112,484
WaVe Life Sciences Ltd.(a)	31,669	538,373

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Xeris Biopharma Holdings, Inc.(a)	47,485	$ 372,757
Zevra Therapeutics, Inc.(a)(b)	19,145	171,539
Zoetis, Inc., Class A	122,938	15,468,059
		570,909,493
Professional Services — 0.7%
Alight, Inc., Class A	119,928	233,860
Amentum Holdings, Inc.(a)	43,146	1,251,234
Asure Software, Inc.(a)(b)	3,540	33,347
Automatic Data Processing, Inc.	112,273	28,879,984
Barrett Business Services, Inc.	7,204	260,857
Booz Allen Hamilton Holding Corp., Class A	33,559	2,831,037
Broadridge Financial Solutions, Inc.	32,447	7,241,197
CACI International, Inc., Class A(a)	6,271	3,341,252
CBIZ, Inc.(a)	14,012	706,905
Clarivate PLC(a)(b)	127,118	424,574
Concentrix Corp.	13,681	568,856
Conduent, Inc.(a)	42,484	81,569
CRA International, Inc.	1,793	359,846
CSG Systems International, Inc.	8,126	623,183
Dayforce, Inc.(a)	42,956	2,970,837
Equifax, Inc.	33,975	7,371,895
ExlService Holdings, Inc.(a)	41,815	1,774,629
Exponent, Inc.	13,844	961,604
First Advantage Corp.(a)(b)	19,549	284,047
Forrester Research, Inc.(a)(b)	3,751	30,458
Franklin Covey Co.(a)(b)	4,523	75,896
FTI Consulting, Inc.(a)	8,321	1,421,476
Genpact Ltd.	44,328	2,073,664
Huron Consulting Group, Inc.(a)	4,841	837,057
ICF International, Inc.	5,005	426,927
Innodata, Inc.(a)(b)	8,793	448,003
Insperity, Inc.	9,706	375,816
Jacobs Solutions, Inc.	33,295	4,410,256
KBR, Inc.	37,612	1,512,002
Kelly Services, Inc., Class A, NVS	10,413	91,634
Kforce, Inc.	5,233	161,804
Korn Ferry	14,626	965,609
Legalzoom.com, Inc.(a)	37,199	369,386
Leidos Holdings, Inc.	35,112	6,334,205
ManpowerGroup, Inc.	12,295	365,530
Maximus, Inc.	14,718	1,270,458
Parsons Corp.(a)	14,982	925,888
Paychex, Inc.	88,669	9,946,888
Paycom Software, Inc.	14,382	2,291,916
Paylocity Holding Corp.(a)	12,422	1,894,355
Planet Labs PBC, Class A(a)(b)	63,777	1,257,682
Resolute Holdings Management, Inc.(a)(b)	926	191,154
Resources Connection, Inc.	11,063	55,758
Robert Half, Inc.	29,253	794,511
Science Applications International Corp.	13,969	1,406,120
SS&C Technologies Holdings, Inc.	58,856	5,145,192
TIC Solutions, Inc.(a)(b)	45,750	462,533
TransUnion	53,620	4,597,915
TriNet Group, Inc.	8,769	518,511
TrueBlue, Inc.(a)(b)	10,317	46,942
TTEC Holdings, Inc.(a)	4,811	17,320
Upwork, Inc.(a)	31,406	622,467
Verisk Analytics, Inc.	38,370	8,582,985
Verra Mobility Corp., Class A(a)	45,571	1,021,246
Willdan Group, Inc.(a)	4,192	434,543
		121,584,820
Security	Shares	Value
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	32,557	$ 461,007
CBRE Group, Inc., Class A(a)	81,939	13,174,972
Compass, Inc., Class A(a)	131,598	1,390,991
CoStar Group, Inc.(a)	116,704	7,847,177
Cushman & Wakefield Ltd.(a)	40,265	651,890
eXp World Holdings, Inc.	16,759	151,669
Forestar Group, Inc.(a)	6,804	167,582
FRP Holdings, Inc.(a)	5,216	118,873
Howard Hughes Holdings, Inc.(a)	8,031	640,633
Jones Lang LaSalle, Inc.(a)	13,133	4,418,860
Kennedy-Wilson Holdings, Inc.	32,733	316,528
Marcus & Millichap, Inc.	6,067	165,568
Newmark Group, Inc., Class A	43,015	745,880
Real Brokerage, Inc. (The)(a)	26,066	95,141
REX Holdings, Inc., Class A(a)	5,618	42,641
RMR Group, Inc. (The), Class A	4,284	63,832
Seaport Entertainment Group, Inc.(a)(b)	2,518	49,781
St. Joe Co. (The)	12,108	718,852
Tejon Ranch Co.(a)	8,708	137,325
Zillow Group, Inc., Class A(a)	12,969	884,875
Zillow Group, Inc., Class C, NVS(a)(b)	46,022	3,139,621
		35,383,698
Residential REITs — 0.3%
American Homes 4 Rent, Class A	91,163	2,926,332
Apartment Investment & Management Co., Class A	41,690	247,639
AvalonBay Communities, Inc.	39,291	7,123,851
Camden Property Trust	30,042	3,307,023
Centerspace	4,812	321,057
Elme Communities	24,694	429,676
Equity LifeStyle Properties, Inc.	53,211	3,225,119
Equity Residential	105,022	6,620,587
Essex Property Trust, Inc.	17,782	4,653,194
Independence Realty Trust, Inc.	59,808	1,045,444
Invitation Homes, Inc.	168,671	4,687,367
Mid-America Apartment Communities, Inc.	32,071	4,454,983
NexPoint Residential Trust, Inc.	6,411	192,971
Sun Communities, Inc.	33,854	4,194,849
UDR, Inc.	91,099	3,341,511
UMH Properties, Inc.	16,056	255,451
Veris Residential, Inc.	24,963	371,449
		47,398,503
Retail REITs — 0.3%
Acadia Realty Trust	32,422	665,948
Agree Realty Corp.	30,417	2,190,937
Alexander’s, Inc.	585	127,495
Brixmor Property Group, Inc.	82,818	2,171,488
CBL & Associates Properties, Inc.	9,270	342,990
Curbline Properties Corp.	24,750	574,447
Federal Realty Investment Trust	23,150	2,333,520
Getty Realty Corp.	12,325	337,335
InvenTrust Properties Corp.	19,121	539,403
Kimco Realty Corp.	186,052	3,771,274
Kite Realty Group Trust	57,173	1,370,437
Macerich Co. (The)	64,906	1,198,165
NETSTREIT Corp.	26,034	459,240
NNN REIT, Inc.	50,346	1,995,212
Phillips Edison & Co., Inc.	34,696	1,234,137
Realty Income Corp.	253,155	14,270,347
Regency Centers Corp.	49,797	3,437,487
Saul Centers, Inc.	3,314	104,490
Simon Property Group, Inc.	89,878	16,637,317

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
SITE Centers Corp.	12,375	$ 79,447
Tanger, Inc.	29,800	994,426
Urban Edge Properties	31,911	612,372
Whitestone REIT	16,255	225,782
		55,673,696
Semiconductors & Semiconductor Equipment — 12.6%
ACM Research, Inc., Class A(a)	16,516	651,556
Advanced Micro Devices, Inc.(a)	445,464	95,400,570
Aehr Test Systems(a)(b)	7,001	141,350
Allegro MicroSystems, Inc.(a)	34,004	897,026
Alpha & Omega Semiconductor Ltd.(a)	6,585	130,449
Ambarella, Inc.(a)	11,983	848,876
Amkor Technology, Inc.	29,956	1,182,663
Analog Devices, Inc.	136,808	37,102,330
Applied Materials, Inc.	221,423	56,903,497
Astera Labs, Inc.(a)	34,770	5,784,337
Axcelis Technologies, Inc.(a)(b)	9,126	733,183
Broadcom, Inc.	1,276,837	441,913,286
CEVA, Inc.(a)	5,837	125,612
Cirrus Logic, Inc.(a)	14,805	1,754,393
Cohu, Inc.(a)	11,450	266,442
Credo Technology Group Holding Ltd.(a)	41,980	6,040,502
Diodes, Inc.(a)	12,519	617,687
Enphase Energy, Inc.(a)	37,117	1,189,600
Entegris, Inc.(b)	41,168	3,468,404
First Solar, Inc.(a)	27,970	7,306,603
FormFactor, Inc.(a)	21,055	1,174,448
GLOBALFOUNDRIES, Inc.(a)	27,111	946,716
Ichor Holdings Ltd.(a)	7,557	139,276
Impinj, Inc.(a)	7,340	1,277,233
indie Semiconductor, Inc., Class A(a)(b)	33,840	119,455
Intel Corp.(a)	1,219,954	45,016,303
KLA Corp.	36,377	44,200,965
Kulicke & Soffa Industries, Inc.	15,573	709,506
Lam Research Corp.	347,121	59,420,173
Lattice Semiconductor Corp.(a)	37,741	2,776,983
MACOM Technology Solutions Holdings, Inc.(a)	17,198	2,945,673
Marvell Technology, Inc.	239,241	20,330,700
MaxLinear, Inc.(a)	19,366	337,549
Microchip Technology, Inc.	144,582	9,212,765
Micron Technology, Inc.	308,903	88,164,005
MKS, Inc.	18,154	2,901,009
Monolithic Power Systems, Inc.	12,752	11,557,903
Navitas Semiconductor Corp.(a)(b)	27,725	197,957
NVE Corp.	1,280	75,942
NVIDIA Corp.	6,470,637	1,206,773,800
ON Semiconductor Corp.(a)	115,257	6,241,167
Onto Innovation, Inc.(a)	13,839	2,184,625
PDF Solutions, Inc.(a)	7,782	222,020
Penguin Solutions, Inc.(a)	14,530	284,207
Photronics, Inc.(a)	16,767	536,544
Power Integrations, Inc.	16,133	573,367
Qnity Electronics, Inc.	57,645	4,706,714
Qorvo, Inc.(a)	23,414	1,978,717
QUALCOMM, Inc.	298,275	51,019,939
Rambus, Inc.(a)	30,190	2,774,159
Rigetti Computing, Inc.(a)(b)	87,278	1,933,208
Semtech Corp.(a)	23,903	1,761,412
Silicon Laboratories, Inc.(a)	8,631	1,128,072
SiTime Corp.(a)	5,749	2,030,489
SkyWater Technology, Inc.(a)(b)	9,932	180,365
Skyworks Solutions, Inc.	42,223	2,677,360
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(a)	10,579	$ 783,058
Teradyne, Inc.	43,291	8,379,406
Texas Instruments, Inc.	251,131	43,568,717
Ultra Clean Holdings, Inc.(a)	11,879	300,895
Universal Display Corp.	13,030	1,521,643
Veeco Instruments, Inc.(a)	15,690	448,420
		2,295,971,231
Software — 9.8%
8x8, Inc.(a)	29,013	57,156
A10 Networks, Inc.	23,683	418,952
ACI Worldwide, Inc.(a)	28,445	1,359,955
Adeia, Inc.	28,935	499,129
Adobe, Inc.(a)	115,565	40,446,594
Agilysys, Inc.(a)(b)	6,484	770,559
Alarm.com Holdings, Inc.(a)	12,590	642,342
Alkami Technology, Inc.(a)(b)	18,793	433,555
Amplitude, Inc., Class A(a)	17,770	205,777
Appfolio, Inc., Class A(a)	6,243	1,452,434
Appian Corp., Class A(a)	10,631	376,550
AppLovin Corp., Class A(a)	66,047	44,503,790
Arteris, Inc.(a)	14,111	218,721
Asana, Inc., Class A(a)	20,334	278,779
Atlassian Corp., Class A(a)	45,851	7,434,281
Aurora Innovation, Inc., Class A(a)(b)	328,400	1,261,056
Autodesk, Inc.(a)	58,710	17,378,747
AvePoint, Inc., Class A(a)	40,502	562,573
Bentley Systems, Inc., Class B	43,355	1,654,644
BILL Holdings, Inc.(a)(b)	22,243	1,213,133
Bit Digital, Inc.(a)(b)	86,895	164,232
Bitdeer Technologies Group, Class A(a)(b)	24,464	274,241
Blackbaud, Inc.(a)	11,645	737,361
BlackLine, Inc.(a)	15,352	848,812
Blend Labs, Inc., Class A(a)(b)	63,175	192,052
Box, Inc., Class A(a)	38,632	1,155,483
Braze, Inc., Class A(a)	23,734	813,839
C3.ai, Inc., Class A(a)(b)	30,357	409,212
Cadence Design Systems, Inc.(a)	75,542	23,612,918
CCC Intelligent Solutions Holdings, Inc.(a)(b)	151,085	1,201,126
Cerence, Inc.(a)(b)	10,252	109,594
Cipher Mining, Inc.(a)(b)	88,794	1,310,599
Circle Internet Group, Inc., Class A(a)	13,031	1,033,358
Cleanspark, Inc.(a)(b)	82,002	829,860
Clear Secure, Inc., Class A	22,626	793,720
Clearwater Analytics Holdings, Inc., Class A(a)(b)	76,361	1,841,827
Commvault Systems, Inc.(a)	11,801	1,479,373
Confluent, Inc., Class A(a)	82,194	2,485,547
Consensus Cloud Solutions, Inc.(a)	5,852	127,691
Core Scientific, Inc.(a)	75,254	1,095,698
Crowdstrike Holdings, Inc., Class A(a)	68,362	32,045,371
CS Disco, Inc.(a)	10,031	77,841
Daily Journal Corp.(a)(b)	396	192,979
Datadog, Inc., Class A(a)	85,058	11,567,037
Digimarc Corp.(a)(b)	5,476	35,923
Digital Turbine, Inc.(a)	23,349	116,745
Docusign, Inc.(a)	55,453	3,792,985
Dolby Laboratories, Inc., Class A	16,001	1,027,584
Domo, Inc., Class B(a)	7,131	60,114
Dropbox, Inc., Class A(a)	51,236	1,424,361
D-Wave Quantum, Inc.(a)(b)	91,612	2,395,654
Dynatrace, Inc.(a)	81,654	3,538,884
Elastic NV(a)	26,475	1,997,274
EverCommerce, Inc.(a)(b)	11,699	141,675

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(a)	6,470	$ 10,938,311
Five9, Inc.(a)	20,012	401,241
Fortinet, Inc.(a)	175,779	13,958,610
Freshworks, Inc., Class A(a)	55,780	683,305
Gen Digital, Inc.	151,115	4,108,817
Gitlab, Inc., Class A(a)	40,494	1,519,740
Guidewire Software, Inc.(a)	23,198	4,663,030
HubSpot, Inc.(a)	14,046	5,636,660
Hut 8 Corp.(a)(b)	26,587	1,221,407
I3 Verticals, Inc., Class A(a)(b)	6,343	159,780
Intapp, Inc.(a)	14,639	670,759
InterDigital, Inc.	7,248	2,307,618
Intuit, Inc.	75,446	49,976,939
Jamf Holding Corp.(a)	26,914	350,151
Life360, Inc.(a)(b)	5,031	322,688
LiveRamp Holdings, Inc.(a)	17,201	505,193
Manhattan Associates, Inc.(a)	17,036	2,952,509
MARA Holdings, Inc.(a)(b)	103,566	930,023
Microsoft Corp.	2,050,448	991,637,662
Mitek Systems, Inc.(a)(b)	11,311	119,331
N-able, Inc.(a)	18,545	138,717
nCino, Inc.(a)(b)	29,358	752,739
NCR Voyix Corp.(a)	45,673	465,865
NextNav, Inc.(a)(b)	23,647	393,486
Nutanix, Inc., Class A(a)(b)	69,689	3,602,224
ON24, Inc.(a)	15,638	124,479
OneSpan, Inc.	11,341	145,618
Ooma, Inc.(a)	7,339	86,086
Oracle Corp.	465,400	90,711,114
Pagaya Technologies Ltd., Class A(a)(b)	11,839	247,435
PagerDuty, Inc.(a)	27,531	360,931
Palantir Technologies, Inc., Class A(a)	604,177	107,392,462
Palo Alto Networks, Inc.(a)	185,662	34,198,940
PAR Technology Corp.(a)(b)	10,346	375,353
Pegasystems, Inc.	26,068	1,556,781
Porch Group, Inc.(a)	29,015	264,907
Procore Technologies, Inc.(a)	31,579	2,297,056
Progress Software Corp.(a)	12,122	520,761
PTC, Inc.(a)	32,647	5,687,434
Q2 Holdings, Inc.(a)	16,759	1,209,329
Qualys, Inc.(a)	10,316	1,370,996
Rapid7, Inc.(a)	15,675	238,260
Red Violet, Inc.	2,556	145,564
Rezolve AI PLC(a)(b)	57,395	147,505
Rimini Street, Inc.(a)(b)	26,060	101,113
RingCentral, Inc., Class A(a)(b)	25,207	727,978
Riot Platforms, Inc.(a)	94,063	1,191,778
Roper Technologies, Inc.	29,689	13,215,465
Rubrik, Inc., Class A(a)	36,970	2,827,466
SailPoint, Inc.(a)(b)	16,576	335,333
Salesforce, Inc.	257,808	68,295,917
Samsara, Inc., Class A(a)	86,307	3,059,583
SEMrush Holdings, Inc., Class A(a)	12,578	149,552
SentinelOne, Inc., Class A(a)	76,097	1,141,455
ServiceNow, Inc.(a)	285,592	43,749,839
SoundHound AI, Inc., Class A(a)(b)	102,064	1,017,578
SoundThinking, Inc.(a)	2,967	23,825
Sprinklr, Inc., Class A(a)	31,751	247,023
Sprout Social, Inc., Class A(a)	14,117	159,099
SPS Commerce, Inc.(a)	10,143	904,046
Strategy, Inc., Class A(a)(b)	74,042	11,250,682
Synopsys, Inc.(a)	51,007	23,959,008
Security	Shares	Value
Software (continued)
Tenable Holdings, Inc.(a)	32,342	$ 761,007
Teradata Corp.(a)	27,147	826,355
Terawulf, Inc.(a)(b)	81,066	931,448
Trimble, Inc.(a)	66,776	5,231,900
Tyler Technologies, Inc.(a)	12,082	5,484,624
UiPath, Inc., Class A(a)	111,073	1,820,487
Unity Software, Inc.(a)	90,115	3,980,380
Varonis Systems, Inc.(a)	31,184	1,022,835
Vertex, Inc., Class A(a)	19,562	390,653
Viant Technology, Inc., Class A(a)	8,040	96,802
Weave Communications, Inc.(a)	13,848	105,106
Workday, Inc., Class A(a)	59,270	12,730,011
Workiva, Inc., Class A(a)(b)	13,476	1,162,305
Xperi, Inc.(a)(b)	12,809	75,061
Yext, Inc.(a)	26,346	212,349
Zeta Global Holdings Corp., Class A(a)(b)	48,887	994,850
Zoom Communications, Inc., Class A(a)	73,113	6,308,921
Zscaler, Inc.(a)	26,910	6,052,597
		1,786,141,944
Specialized REITs — 0.7%
American Tower Corp.	129,137	22,672,583
Crown Castle, Inc.	119,858	10,651,780
CubeSmart	60,624	2,185,495
Digital Realty Trust, Inc.	95,126	14,716,943
EPR Properties	21,345	1,065,116
Equinix, Inc.	26,942	20,641,883
Extra Space Storage, Inc.	58,100	7,565,782
Farmland Partners, Inc.	10,572	102,443
Four Corners Property Trust, Inc.	28,705	661,937
Gaming & Leisure Properties, Inc.	74,068	3,310,099
Gladstone Land Corp.	9,554	87,419
Iron Mountain, Inc.	81,160	6,732,222
Lamar Advertising Co., Class A	24,066	3,046,274
Millrose Properties, Inc., Class A	42,347	1,264,905
National Storage Affiliates Trust	19,023	536,639
Outfront Media, Inc.	40,066	965,591
PotlatchDeltic Corp.	22,359	889,441
Public Storage	43,863	11,382,448
Rayonier, Inc.	42,487	919,844
Safehold, Inc.	14,958	204,775
SBA Communications Corp., Class A	29,387	5,684,327
Smartstop Self Storage REIT, Inc.	7,706	238,424
VICI Properties, Inc.	291,165	8,187,560
Weyerhaeuser Co.	202,390	4,794,619
		128,508,549
Specialty Retail — 1.8%
1-800-Flowers.com, Inc., Class A(a)(b)	11,076	43,529
Abercrombie & Fitch Co., Class A(a)	14,146	1,780,557
Academy Sports & Outdoors, Inc.	20,790	1,038,668
Advance Auto Parts, Inc.	16,085	632,141
American Eagle Outfitters, Inc.	50,125	1,321,796
America’s Car-Mart, Inc.(a)(b)	2,014	50,874
Arhaus, Inc., Class A(a)	14,021	157,175
Arko Corp., Class A	21,515	97,678
Asbury Automotive Group, Inc.(a)	5,594	1,300,773
AutoNation, Inc.(a)	7,113	1,468,692
AutoZone, Inc.(a)	4,605	15,617,858
Bath & Body Works, Inc.	63,215	1,269,357
Bed Bath & Beyond, Inc.(a)(b)	11,935	65,165
Best Buy Co., Inc.	53,255	3,564,357
Boot Barn Holdings, Inc.(a)	8,443	1,489,936
Buckle, Inc. (The)	7,004	374,154

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Build-A-Bear Workshop, Inc.(b)	4,412	$ 270,323
Burlington Stores, Inc.(a)	17,591	5,081,160
Caleres, Inc.	11,038	134,332
Camping World Holdings, Inc., Class A	15,379	149,638
CarMax, Inc.(a)	42,349	1,636,365
Carvana Co., Class A(a)	37,373	15,772,154
Chewy, Inc., Class A(a)	57,600	1,903,680
Designer Brands, Inc., Class A	18,334	136,222
Dick’s Sporting Goods, Inc.	18,104	3,584,049
EVgo, Inc., Class A(a)(b)	21,385	62,230
Five Below, Inc.(a)	15,097	2,843,671
Floor & Decor Holdings, Inc., Class A(a)	28,758	1,751,075
GameStop Corp., Class A(a)(b)	112,270	2,254,382
Gap, Inc. (The)	63,352	1,621,811
Genesco, Inc.(a)	3,312	82,038
Group 1 Automotive, Inc.	3,488	1,371,830
Haverty Furniture Cos., Inc.	4,737	110,656
Home Depot, Inc. (The)	274,933	94,604,445
Lithia Motors, Inc., Class A	6,588	2,189,390
Lowe’s Cos., Inc.	154,405	37,236,310
MarineMax, Inc.(a)	5,598	135,640
Monro, Inc.	8,683	174,007
Murphy U.S.A., Inc.	5,070	2,045,846
National Vision Holdings, Inc.(a)	21,345	551,128
OneWater Marine, Inc., Class A(a)(b)	3,494	37,805
O’Reilly Automotive, Inc.(a)	234,777	21,414,010
Outdoor Holding Co.(a)	37,892	64,795
Penske Automotive Group, Inc.	5,502	870,912
Petco Health & Wellness Co., Inc.(a)(b)	24,184	67,957
RealReal, Inc. (The)(a)	27,582	435,244
Revolve Group, Inc., Class A(a)(b)	10,054	303,530
RH(a)	4,316	773,211
Ross Stores, Inc.	88,088	15,868,172
Sally Beauty Holdings, Inc.(a)(b)	28,665	408,763
Shoe Carnival, Inc.	5,711	96,402
Signet Jewelers Ltd.	12,130	1,005,334
Sleep Number Corp.(a)(b)	5,962	50,439
Sonic Automotive, Inc., Class A	3,455	213,726
Stitch Fix, Inc., Class A(a)	27,143	142,501
ThredUp, Inc., Class A(a)	30,438	194,499
TJX Cos., Inc. (The)	309,298	47,511,266
Tractor Supply Co.	146,561	7,329,516
Ulta Beauty, Inc.(a)	12,321	7,454,328
Upbound Group, Inc.	16,904	296,834
Urban Outfitters, Inc.(a)	17,106	1,287,398
Valvoline, Inc.(a)	35,186	1,022,505
Victoria’s Secret & Co.(a)	21,891	1,185,836
Warby Parker, Inc., Class A(a)(b)	26,699	581,771
Wayfair, Inc., Class A(a)(b)	25,450	2,555,435
Williams-Sonoma, Inc.	32,634	5,828,106
Winmark Corp.	804	325,572
Zumiez, Inc.(a)	5,582	145,411
		323,446,370
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	4,030,650	1,095,772,509
CompoSecure, Inc., Class A(a)	11,122	214,432
Corsair Gaming, Inc.(a)	10,544	62,631
Dell Technologies, Inc., Class C	88,071	11,086,377
Diebold Nixdorf, Inc.(a)	6,911	469,188
Eastman Kodak Co.(a)	20,691	175,046
Hewlett Packard Enterprise Co.	366,187	8,795,812
HP, Inc.	258,816	5,766,420
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp.	5,195	$ 35,326
IonQ, Inc.(a)(b)	92,609	4,155,366
NetApp, Inc.	55,476	5,940,925
Pure Storage, Inc., Class A(a)	85,012	5,696,654
Quantum Computing, Inc.(a)(b)	55,172	566,065
Sandisk Corp.(a)	36,995	8,781,873
Super Micro Computer, Inc.(a)(b)	141,458	4,140,476
Turtle Beach Corp.(a)	8,727	122,440
Western Digital Corp.	94,061	16,203,888
Xerox Holdings Corp.	34,675	82,180
		1,168,067,608
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	41,104	1,535,234
Birkenstock Holding PLC(a)(b)	14,426	590,023
Capri Holdings Ltd.(a)	31,416	766,550
Carter’s, Inc.	10,196	330,656
Columbia Sportswear Co.	8,432	464,519
Crocs, Inc.(a)(b)	15,329	1,310,936
Deckers Outdoor Corp.(a)	40,112	4,158,411
Figs, Inc., Class A(a)	24,050	273,208
G-III Apparel Group Ltd.	11,600	335,936
Kontoor Brands, Inc.	14,617	892,953
Lululemon Athletica, Inc.(a)	28,999	6,026,282
Movado Group, Inc.	4,500	92,790
NIKE, Inc., Class B	318,727	20,306,097
On Holding AG, Class A(a)	60,695	2,821,104
Oxford Industries, Inc.	4,746	162,313
PVH Corp.	15,104	1,012,270
Ralph Lauren Corp., Class A	10,738	3,797,064
Steven Madden Ltd.	19,908	828,969
Tapestry, Inc.	56,982	7,280,590
Under Armour, Inc., Class A(a)(b)	51,883	257,859
Under Armour, Inc., Class C, NVS(a)(b)	52,801	253,445
VF Corp.	95,493	1,726,514
Wolverine World Wide, Inc.	23,327	423,385
		55,647,108
Tobacco — 0.5%
Altria Group, Inc.	464,719	26,795,697
Philip Morris International, Inc.	430,704	69,084,922
Turning Point Brands, Inc.	4,155	450,402
Universal Corp.	6,860	361,865
		96,692,886
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	29,287	1,881,104
Alta Equipment Group, Inc., Class A	9,242	42,513
Applied Industrial Technologies, Inc.	10,930	2,806,496
BlueLinx Holdings, Inc.(a)	2,373	145,773
Boise Cascade Co.	11,308	832,269
Core & Main, Inc., Class A(a)	53,135	2,761,426
Custom Truck One Source, Inc.(a)	17,779	102,407
Distribution Solutions Group, Inc.(a)(b)	4,107	112,491
DNOW, Inc.(a)	51,445	681,646
DXP Enterprises, Inc.(a)	2,925	321,136
Fastenal Co.	318,039	12,762,905
Ferguson Enterprises, Inc.	53,360	11,879,537
FTAI Aviation Ltd.	28,217	5,554,517
GATX Corp.	9,323	1,581,181
Global Industrial Co.	4,079	119,188
Herc Holdings, Inc.	8,745	1,297,583
Hudson Technologies, Inc.(a)(b)	11,693	80,097
McGrath RentCorp	6,357	667,040

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	12,760	$ 1,073,116
NPK International, Inc.(a)	27,177	323,950
QXO, Inc.(a)(b)	163,964	3,162,866
Rush Enterprises, Inc., Class A	15,983	862,123
Rush Enterprises, Inc., Class B	3,476	195,560
SiteOne Landscape Supply, Inc.(a)	12,622	1,572,196
Titan Machinery, Inc.(a)(b)	5,897	88,691
Transcat, Inc.(a)(b)	2,702	153,285
United Rentals, Inc.	17,637	14,273,977
Watsco, Inc.	9,532	3,211,807
WESCO International, Inc.	13,197	3,228,514
Willis Lease Finance Corp.	1,210	164,124
WW Grainger, Inc.	12,202	12,312,428
Xometry, Inc., Class A(a)	12,756	758,599
		85,010,545
Water Utilities — 0.1%
American States Water Co.	10,527	762,997
American Water Works Co., Inc.	53,830	7,024,815
California Water Service Group	16,005	693,497
Consolidated Water Co. Ltd.	4,863	171,615
Essential Utilities, Inc.	75,933	2,912,790
H2O America	7,910	387,511
Middlesex Water Co.	5,385	271,512
York Water Co. (The)	3,415	108,733
		12,333,470
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,991	83,838
Millicom International Cellular SA	28,294	1,568,619
Shenandoah Telecommunications Co.	13,753	158,985
Spok Holdings, Inc.	7,899	104,188
Telephone & Data Systems, Inc.	28,473	1,167,393
T-Mobile U.S., Inc.	133,231	27,051,222
		30,134,245
Total Common Stocks — 99.8% (Cost: $10,818,613,342)		18,128,950,142
Security	Shares	Value
Rights
Biotechnology — 0.0%
Aduro Biotech CVR(a)(c)	4,039	$ 2,060
Chinook Therapeutics, Inc., CVR(a)(c)	16,679	2,836
GTX, Inc., Contingent Rights(a)(b)(c)	684	—
Inhibrx, Inc., CVR(a)(c)	7,685	12,603
		17,499
Total Rights — 0.0% (Cost: $1,402)		17,499
Total Long-Term Investments — 99.8% (Cost: $10,818,614,744)		18,128,967,641
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	174,879,568	174,967,008
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(d)(e)	20,921,032	20,921,032
Total Short-Term Securities — 1.1% (Cost: $195,737,544)		195,888,040
Total Investments — 100.9% (Cost: $11,014,352,288)		18,324,855,681
Liabilities in Excess of Other Assets — (0.9)%		(166,532,533)
Net Assets — 100.0%		$ 18,158,323,148

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 206,421,024	$ —	$ (31,450,232)(a)	$ 1,301	$ (5,085)	$ 174,967,008	174,879,568	$ 1,029,859 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	23,775,370	—	(2,854,338)(a)	—	—	20,921,032	20,921,032	710,538	—
BlackRock, Inc.	37,352,833	5,585,334	(2,719,861)	1,634,985	3,325,760	45,179,051	42,210	633,406	—
				$ 1,636,286	$ 3,320,675	$ 241,067,091		$ 2,373,803	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	21	03/20/26	$ 2,623	$ (83,703)
S&P 500 E-Mini Index	73	03/20/26	25,158	(161,461)
				$ (245,164)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell 3000 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 18,128,936,169	$ —	$ 13,973	$ 18,128,950,142
Rights	—	—	17,499	17,499
Short-Term Securities
Money Market Funds	195,888,040	—	—	195,888,040
	$ 18,324,824,209	$ —	$ 31,472	$ 18,324,855,681
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (245,164)	$ —	$ —	$ (245,164)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust